UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Mid Cap Value Fund

December 31, 2008

Mid Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
     Shares                                                                                                                                                                                     Value

COMMON STOCKS — 95.9%
AEROSPACE & DEFENSE ― 0.6%
37,200	Northrop Grumman Corp.	$ 1,675,488

AIRLINES ― 0.7%
224,003	Southwest Airlines Co.	1,930,906

AUTOMOBILES ― 0.4%
39,700	Bayerische Motoren Werke AG	1,220,333

BEVERAGES ― 1.7%
245,500	Coca-Cola Enterprises, Inc.	2,953,365
78,700	Pepsi Bottling Group, Inc.	1,771,537
		4,724,902

CAPITAL MARKETS ― 3.0%
153,800	AllianceBernstein Holding LP	3,197,502
131,800	Ameriprise Financial, Inc.	3,078,848
103,700	Legg Mason, Inc.	2,272,067
		8,548,417

CHEMICALS ― 1.5%
107,739	International Flavors & Fragrances, Inc.	3,202,003
24,801	Minerals Technologies, Inc.	1,014,361
		4,216,364

COMMERCIAL BANKS ― 3.5%
124,700	Associated Banc-Corp.	2,609,971
45,400	BancorpSouth, Inc.	1,060,544
48,971	Commerce Bancshares, Inc.	2,152,276
102,116	Marshall & Ilsley Corp.	1,392,862
325,000	Synovus Financial Corp.	2,697,500
		9,913,153

COMMERCIAL SERVICES & SUPPLIES ― 4.5%
37,900	Avery Dennison Corp.	1,240,467
62,560	HNI Corp.	990,950
78,759	Pitney Bowes, Inc.	2,006,779
138,098	Republic Services, Inc.	3,423,450
147,144	Waste Management, Inc.	4,876,352
		12,537,998

COMMUNICATIONS EQUIPMENT ― 0.5%
211,600	Emulex Corp.(1)	1,476,968

COMPUTERS & PERIPHERALS ― 1.0%
95,641	Diebold, Inc.	2,686,556

CONTAINERS & PACKAGING ― 1.1%
132,384	Bemis Co., Inc.	3,134,853

DISTRIBUTORS ― 1.0%
71,294	Genuine Parts Co.	2,699,191

DIVERSIFIED ― 1.5%
152,200	iShares Russell Midcap Value Index Fund	4,328,568

DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.5%
305,827	BCE, Inc.	6,225,543
31,800	CenturyTel, Inc.	869,094
45,800	Embarq Corp.	1,646,968

Mid Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
     Shares                                                                                                                                                                                     Value

110,400	Frontier Communications Corp.	$ 964,896
		9,706,501

ELECTRIC UTILITIES ― 5.6%
53,282	Empire District Electric Co. (The)	937,763
143,883	IDACORP, Inc.	4,237,355
265,209	Portland General Electric Co.	5,163,619
255,541	Westar Energy, Inc.	5,241,146
		15,579,883

ELECTRICAL EQUIPMENT ― 1.8%
32,600	Emerson Electric Co.	1,193,486
114,800	Hubbell, Inc., Class B	3,751,664
		4,945,150

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 3.9%
275,001	AVX Corp.	2,183,508
85,291	Littelfuse, Inc.(1)	1,415,830
409,984	Molex, Inc.	5,940,668
79,589	Tyco Electronics Ltd.	1,290,138
		10,830,144

ENERGY EQUIPMENT & SERVICES ― 0.4%
59,400	Cameron International Corp.(1)	1,217,700

FOOD & STAPLES RETAILING ― 0.5%
29,100	Costco Wholesale Corp.	1,527,750

FOOD PRODUCTS ― 6.2%
131,100	Campbell Soup Co.	3,934,311
306,390	ConAgra Foods, Inc.	5,055,435
67,500	H.J. Heinz Co.	2,538,000
31,277	Hershey Co. (The)	1,086,563
87,200	Hormel Foods Corp.	2,710,176
30,700	Kellogg Co.	1,346,195
96,177	Tyson Foods, Inc., Class A	842,510
		17,513,190

GAS UTILITIES ― 3.5%
75,000	AGL Resources, Inc.	2,351,250
124,503	Southwest Gas Corp.	3,139,966
132,115	WGL Holdings, Inc.	4,318,839
		9,810,055

HEALTH CARE EQUIPMENT & SUPPLIES ― 4.5%
128,912	Beckman Coulter, Inc.	5,664,393
144,400	Boston Scientific Corp.(1)	1,117,656
34,000	Hospira, Inc.(1)	911,880
243,241	Symmetry Medical, Inc.(1)	1,938,631
71,000	Zimmer Holdings, Inc.(1)	2,869,820
		12,502,380

HEALTH CARE PROVIDERS & SERVICES ― 2.0%
74,200	LifePoint Hospitals, Inc.(1)	1,694,728
110,400	Patterson Cos., Inc.(1)	2,070,000
48,637	Universal Health Services, Inc., Class B	1,827,292
		5,592,020

HEALTH CARE TECHNOLOGY ― 0.5%
95,500	IMS Health, Inc.	1,447,780

Mid Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
     Shares                                                                                                                                                                                     Value

HOTELS, RESTAURANTS & LEISURE ― 3.1%
155,607	International Speedway Corp., Class A	$ 4,470,589
257,114	Speedway Motorsports, Inc.	4,142,107
		8,612,696

HOUSEHOLD DURABLES ― 0.9%
58,500	Whirlpool Corp.	2,418,975

HOUSEHOLD PRODUCTS ― 2.8%
15,400	Clorox Co.	855,624
132,123	Kimberly-Clark Corp.	6,968,167
		7,823,791

INSURANCE ― 10.1%
52,300	ACE Ltd.	2,767,716
50,104	Allstate Corp. (The)	1,641,407
98,400	Aon Corp.	4,494,912
95,378	Arthur J. Gallagher & Co.	2,471,244
92,100	Chubb Corp.	4,697,100
49,932	HCC Insurance Holdings, Inc.	1,335,681
362,917	Marsh & McLennan Cos., Inc.	8,807,995
60,258	MetLife, Inc.	2,100,594
		28,316,649

LEISURE EQUIPMENT & PRODUCTS ― 0.9%
115,600	Mattel, Inc.	1,849,600
65,736	RC2 Corp.(1)	701,403
		2,551,003

MACHINERY ― 2.8%
363,866	Altra Holdings, Inc.(1)	2,878,180
58,900	Dover Corp.	1,938,988
85,800	Kaydon Corp.	2,947,230
		7,764,398

METALS & MINING ― 0.6%
37,700	Alcoa, Inc.	424,502
30,100	Newmont Mining Corp.	1,225,070
		1,649,572

MULTI-UTILITIES ― 5.6%
112,400	Ameren Corp.	3,738,424
103,234	Puget Energy, Inc.	2,815,191
122,800	Wisconsin Energy Corp.	5,155,144
216,759	Xcel Energy, Inc.	4,020,880
		15,729,639

OIL, GAS & CONSUMABLE FUELS ― 4.3%
35,451	Apache Corp.	2,642,163
173,052	Equitable Resources, Inc.	5,805,895
20,900	Murphy Oil Corp.	926,915
36,000	Noble Energy, Inc.	1,771,920
86,500	Talisman Energy, Inc.	864,135
		12,011,028

PAPER & FOREST PRODUCTS ― 1.9%
91,000	International Paper Co.	1,073,800
161,905	MeadWestvaco Corp.	1,811,717
80,336	Weyerhaeuser Co.	2,459,085
		5,344,602

Mid Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
     Shares                                                                                                                                                                                     Value

PERSONAL PRODUCTS ― 0.5%
44,000	Estee Lauder Cos., Inc. (The), Class A	$ 1,362,240

PHARMACEUTICALS ― 0.5%
52,069	Watson Pharmaceuticals, Inc.(1)	1,383,473

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 2.8%
24,100	Boston Properties, Inc.	1,325,500
124,300	Host Hotels & Resorts, Inc.	940,951
25,300	Public Storage	2,011,350
110,065	Rayonier, Inc.	3,450,538
		7,728,339

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.0%
203,000	Applied Materials, Inc.	2,056,390
94,000	KLA-Tencor Corp.	2,048,260
389,600	Teradyne, Inc.(1)	1,644,112
		5,748,762

SOFTWARE ― 0.7%
104,558	Synopsys, Inc.(1)	1,936,414

THRIFTS & MORTGAGE FINANCE ― 2.3%
159,389	People’s United Financial, Inc.	2,841,906
241,070	Washington Federal, Inc.	3,606,407
		6,448,313

TRADING COMPANIES & DISTRIBUTORS ― 0.6%
21,200	W.W. Grainger, Inc.	1,671,408

WATER UTILITIES ― 0.1%
16,224	American Water Works Co., Inc.	338,757

TOTAL COMMON STOCKS
(Cost $301,753,869)		268,606,309
TEMPORARY CASH INVESTMENTS — 2.6%

45,957	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	45,957

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.875%, 6/30/10, valued at $7,343,210), in a joint trading account at 0.02%, dated 12/31/08, due 1/2/09 (Delivery value $7,200,008)		7,200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $7,245,957)		7,245,957

TOTAL INVESTMENT SECURITIES — 98.5%
(Cost $308,999,826)		275,852,266
OTHER ASSETS AND LIABILITIES — 1.5%		4,097,350
TOTAL NET ASSETS — 100.0%		$279,949,616

Mid Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
6,608,610	CAD for USD	1/30/09	$ 5,351,101	$ 127,836
543,195	EUR for USD	1/30/09	754,209	(51,253)
			$ 6,105,310	$ 76,583
(Value on Settlement Date $6,181,893)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

Mid Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
     Shares                                                                                                                                                                                     Value

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available.  Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.  Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices.  Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.  Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open.  If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors.  If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value.  Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund.  In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as the fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$ 261,206,390	-
Level 2 – Other Significant Observable Inputs	14,645,876	$ 76,583
Level 3 – Significant Unobservable Inputs	-	-
	$ 275,852,266	$ 76,583
* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 341,767,986
Gross tax appreciation of investments	$ 2,810,638
Gross tax depreciation of investments	(68,726,358)
Net tax appreciation (depreciation) of investments	$ (65,915,720)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Value Fund

December 31, 2008

Small Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Shares                                                                                                                                                                                               Value

COMMON STOCKS ― 90.8%

AEROSPACE & DEFENSE ― 1.3%
75,000	Ceradyne, Inc.(1)	$ 1,523,250
80,000	Curtiss-Wright Corp.	2,671,200
45,000	Esterline Technologies Corp.(1)	1,705,050
95,000	Moog, Inc., Class A(1)	3,474,150
95,000	Triumph Group, Inc.	4,033,700
		13,407,350

AIR FREIGHT & LOGISTICS ― 0.5%
60,000	Hub Group, Inc., Class A(1)	1,591,800
235,000	UTi Worldwide, Inc.	3,369,900
		4,961,700

AIRLINES ― 0.2%
125,000	SkyWest, Inc.	2,325,000

AUTO COMPONENTS ― 0.8%
160,000	Autoliv, Inc.	3,433,600
245,000	Cooper Tire & Rubber Co.	1,509,200
625,000	Dana Holding Corp.(1)	462,500
155,000	Gentex Corp.	1,368,650
110,000	Hawk Corp., Class A(1)	1,826,000
		8,599,950

BUILDING PRODUCTS ― 0.6%
450,000	Griffon Corp.(1)	4,198,500
60,000	Simpson Manufacturing Co., Inc.	1,665,600
		5,864,100

CAPITAL MARKETS ― 4.3%
150,000	Apollo Investment Corp.	1,396,500
1,425,000	Ares Capital Corp.	9,020,250
315,000	Calamos Asset Management, Inc., Class A	2,331,000
310,000	Cowen Group, Inc.(1)	1,934,400
400,000	Federated Investors, Inc., Class B	6,784,000
255,000	HFF, Inc., Class A(1)	624,750
480,000	Highland Distressed Opportunities, Inc.	1,032,000
2,223,337	MCG Capital Corp.	1,578,569
110,000	MVC Capital, Inc.	1,206,700
610,000	Patriot Capital Funding, Inc.	2,220,400
485,000	PennantPark Investment Corp.	1,750,850
35,000	Prospect Capital Corp.	418,950
525,000	TradeStation Group, Inc.(1)	3,386,250
700,000	Waddell & Reed Financial, Inc., Class A	10,822,000
		44,506,619

CHEMICALS ― 2.5%
115,000	Arch Chemicals, Inc.	2,998,050
35,000	CF Industries Holdings, Inc.	1,720,600
175,000	Cytec Industries, Inc.	3,713,500
240,000	H.B. Fuller Co.	3,866,400
190,000	Hawkins, Inc.	2,905,100
75,000	Minerals Technologies, Inc.	3,067,500
205,000	Olin Corp.	3,706,400
115,000	OM Group, Inc.(1)	2,427,650

Small Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Shares                                                                                                                                                                                               Value

65,000	Sensient Technologies Corp.	$ 1,552,200
		25,957,400

COMMERCIAL BANKS ― 8.1%
27,605	American National Bankshares, Inc.	469,285
180,000	Associated Banc-Corp.	3,767,400
560,000	Boston Private Financial Holdings, Inc.	3,830,400
95,000	Central Pacific Financial Corp.	953,800
950,000	Citizens Republic Bancorp., Inc.	2,831,000
55,000	City National Corp.	2,678,500
40,000	Cullen/Frost Bankers, Inc.	2,027,200
400,000	First Horizon National Corp.	4,228,000
135,000	First Midwest Bancorp., Inc.	2,695,950
85,000	FirstMerit Corp.	1,750,150
110,000	FNB Corp.	1,452,000
715,000	Fulton Financial Corp.	6,878,300
215,000	Hampton Roads Bankshares, Inc.	1,864,050
455,000	Hanmi Financial Corp.	937,300
137,358	Heritage Financial Corp.	1,682,636
255,000	KeyCorp	2,172,600
190,000	Marshall & Ilsley Corp.	2,591,600
73,049	National Bankshares, Inc.	1,419,342
5,983	Norwood Financial Corp.	170,516
80,000	Old National Bancorp.	1,452,800
160,000	Provident Bankshares Corp.	1,545,600
765,000	Sterling Bancshares, Inc.	4,651,200
95,000	Susquehanna Bancshares, Inc.	1,511,450
485,000	Synovus Financial Corp.	4,025,500
115,000	TCF Financial Corp.	1,570,900
245,000	UCBH Holdings, Inc.	1,685,600
16,847	United Security Bancshares	336,603
147,332	Washington Banking Co.	1,281,788
460,000	Webster Financial Corp.	6,338,800
290,000	Whitney Holding Corp.	4,637,100
240,000	Wilmington Trust Corp.	5,337,600
190,000	Zions Bancorp.	4,656,900
		83,431,870

COMMERCIAL SERVICES & SUPPLIES ― 1.7%
85,000	ABM Industries, Inc.	1,619,250
255,000	American Ecology Corp.	5,158,650
80,000	ATC Technology Corp.(1)	1,170,400
65,000	Brink's Co. (The)	1,747,200
255,000	Comfort Systems USA, Inc.	2,718,300
70,000	Consolidated Graphics, Inc.(1)	1,584,800
80,000	G&K Services, Inc., Class A	1,617,600
105,000	SYKES Enterprises, Inc.(1)	2,007,600
		17,623,800

COMMUNICATIONS EQUIPMENT ― 1.2%
220,000	ADTRAN, Inc.	3,273,600
150,000	Bel Fuse, Inc., Class B	3,180,000
35,000	Black Box Corp.	914,200
570,000	Emulex Corp.(1)	3,978,600

Small Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Shares                                                                                                                                                                                               Value

105,000	Plantronics, Inc.	$ 1,386,000
		12,732,400

COMPUTERS & PERIPHERALS ― 0.9%
490,000	Electronics for Imaging, Inc.(1)	4,684,400
125,000	Lexmark International, Inc., Class A(1)	3,362,500
250,000	Rackable Systems, Inc.(1)	985,000
		9,031,900

CONSTRUCTION & ENGINEERING ― 1.5%
165,000	EMCOR Group, Inc.(1)	3,700,950
70,000	Granite Construction, Inc.	3,075,100
45,000	Jacobs Engineering Group, Inc.(1)	2,164,500
125,000	KBR, Inc.	1,900,000
230,000	KHD Humboldt Wedag Internation(1)	2,569,100
80,000	Sterling Construction Co., Inc.(1)	1,483,200
		14,892,850

CONTAINERS & PACKAGING ― 0.8%
45,000	AptarGroup, Inc.	1,585,800
265,000	Bemis Co., Inc.	6,275,200
		7,861,000

DISTRIBUTORS ― 0.5%
255,000	Core-Mark Holding Co., Inc.(1)	5,487,600

DIVERSIFIED ― 3.5%
385,000	iShares Russell 2000 Index Fund	18,968,950
170,000	iShares Russell 2000 Value Index Fund	8,358,900
95,000	iShares S&P SmallCap 600 Index Fund	4,180,000
85,000	iShares S&P SmallCap 600/BARRA Value Index Fund	4,160,750
		35,668,600

DIVERSIFIED CONSUMER SERVICES ― 0.5%
110,000	Brink's Home Security Holdings, Inc.(1)	2,411,200
95,000	Regis Corp.	1,380,350
50,000	Steiner Leisure, Ltd.(1)	1,476,000
		5,267,550

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.8%
170,000	Atlantic Tele-Network, Inc.	4,513,500
245,000	D&E Communications, Inc.	1,641,500
165,000	Iowa Telecommunications Services, Inc.	2,356,200
		8,511,200

ELECTRIC UTILITIES ― 3.2%
90,000	Central Vermont Public Service Corp.	2,147,400
70,000	Cleco Corp.	1,598,100
475,437	Empire District Electric Co. (The)	8,367,691
600,000	Great Plains Energy, Inc.	11,598,000
55,000	MGE Energy, Inc.	1,815,000
125,000	Portland General Electric Co.	2,433,750
75,000	Unitil Corp.	1,548,750
165,000	Westar Energy, Inc.	3,384,150
		32,892,841

ELECTRICAL EQUIPMENT ― 1.8%
45,000	Acuity Brands, Inc.	1,570,950
135,000	Belden, Inc.	2,818,800
45,000	Brady Corp., Class A	1,077,750

Small Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Shares                                                                                                                                                                                               Value

70,000	General Cable Corp.(1)	$ 1,238,300
80,000	Hubbell, Inc., Class B	2,614,400
585,000	LSI Industries, Inc.	4,018,950
75,000	Regal-Beloit Corp.	2,849,250
100,000	Thomas & Betts Corp.(1)	2,402,000
		18,590,400

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 2.5%
70,000	Anixter International, Inc.(1)	2,108,400
330,000	Benchmark Electronics, Inc.(1)	4,214,100
30,000	Coherent, Inc.(1)	643,800
440,000	Electro Scientific Industries, Inc.(1)	2,987,600
165,000	Insight Enterprises, Inc.(1)	1,138,500
90,000	Littelfuse, Inc.(1)	1,494,000
145,000	Molex, Inc.	2,101,050
110,000	Park Electrochemical Corp.	2,085,600
404,298	PC Connection, Inc.(1)	2,070,006
100,000	Rogers Corp.(1)	2,777,000
115,000	Tech Data Corp.(1)	2,051,600
675,000	Vishay Intertechnology, Inc.(1)	2,308,500
		25,980,156

ENERGY EQUIPMENT & SERVICES ― 1.8%
55,000	Bristow Group, Inc.(1)	1,473,450
2,475,000	Global Industries Ltd.(1)	8,637,750
525,000	Helix Energy Solutions Group, Inc.(1)	3,801,000
375,000	Key Energy Services, Inc.(1)	1,653,750
32,704	Lufkin Industries, Inc.	1,128,288
525,000	North American Energy Partners, Inc.(1)	1,753,500
		18,447,738

FOOD & STAPLES RETAILING ― 1.3%
45,000	BJ's Wholesale Club, Inc.(1)	1,541,700
55,000	Casey's General Stores, Inc.	1,252,350
60,000	Village Super Market, Inc., Class A	3,443,400
215,000	Weis Markets, Inc.	7,230,450
		13,467,900

FOOD PRODUCTS ― 1.9%
11,586	American Italian Pasta Co., Class A(1)	258,831
715,000	B&G Foods, Inc., Class A	3,861,000
50,000	Corn Products International, Inc.	1,442,500
85,000	Farmer Bros. Co.	2,119,900
80,000	Hormel Foods Corp.	2,486,400
105,000	J&J Snack Foods Corp.	3,767,400
65,000	J.M. Smucker Co. (The)	2,818,400
45,000	Lancaster Colony Corp.	1,543,500
25,000	Ralcorp Holdings, Inc.(1)	1,460,000
		19,757,931

GAS UTILITIES ― 1.8%
180,000	AGL Resources, Inc.	5,643,000
209,562	Atmos Energy Corp.	4,966,619
45,000	Chesapeake Utilities Corp.	1,416,600
35,000	Nicor, Inc.	1,215,900
60,000	Southwest Gas Corp.	1,513,200

Small Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Shares                                                                                                                                                                                               Value

100,000	WGL Holdings, Inc.	$ 3,269,000
		18,024,319

HEALTH CARE EQUIPMENT & SUPPLIES ― 2.8%
90,000	Analogic Corp.	2,455,200
45,000	Beckman Coulter, Inc.	1,977,300
570,000	Cutera, Inc.(1)	5,055,900
115,000	ICU Medical, Inc.(1)	3,811,100
45,000	STERIS Corp.	1,075,050
155,000	Utah Medical Products, Inc.	3,402,250
710,681	Young Innovations, Inc.(2)	10,944,487
		28,721,287

HEALTH CARE PROVIDERS & SERVICES ― 3.4%
70,000	AMERIGROUP Corp.(1)	2,066,400
145,000	AMN Healthcare Services, Inc.(1)	1,226,700
130,000	Amsurg Corp.(1)	3,034,200
650,000	Assisted Living Concepts, Inc., Class A(1)	2,697,500
115,000	Kindred Healthcare, Inc.(1)	1,497,300
120,000	LifePoint Hospitals, Inc.(1)	2,740,800
235,000	Magellan Health Services, Inc.(1)	9,202,600
100,000	National Healthcare Corp.	5,064,000
280,000	U.S. Physical Therapy, Inc.(1)	3,732,400
65,000	Universal Health Services, Inc., Class B	2,442,050
80,000	VCA Antech, Inc.(1)	1,590,400
		35,294,350

HEALTH CARE TECHNOLOGY(3)
143,734	MedQuist, Inc.	294,655

HOTELS, RESTAURANTS & LEISURE ― 2.1%
170,000	Bally Technologies, Inc.(1)	4,085,100
160,000	Chipotle Mexican Grill, Inc., Class B(1)	9,166,400
95,000	Jack in the Box, Inc.(1)	2,098,550
200,000	Red Robin Gourmet Burgers, Inc.(1)	3,366,000
690,000	Ruby Tuesday, Inc.(1)	1,076,400
75,000	WMS Industries, Inc.(1)	2,017,500
		21,809,950

HOUSEHOLD DURABLES ― 0.8%
115,000	American Greetings Corp., Class A	870,550
150,000	CSS Industries, Inc	2,661,000
95,000	Helen of Troy Ltd.(1)	1,649,200
50,000	M.D.C. Holdings, Inc.	1,515,000
60,000	Tupperware Brands Corp.	1,362,000
		8,057,750

HOUSEHOLD PRODUCTS ― 0.1%
45,000	WD-40 Co.	1,273,050

INSURANCE ― 6.1%
425,000	American Equity Investment Life Holding Co.	2,975,000
105,000	Aspen Insurance Holdings Ltd.	2,546,250
140,000	Assured Guaranty Ltd.	1,596,000
235,000	Baldwin & Lyons, Inc., Class B	4,274,650
185,000	Erie Indemnity Co., Class A	6,961,550
105,000	Hanover Insurance Group, Inc.	4,511,850
550,000	HCC Insurance Holdings, Inc.	14,712,500

Small Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Shares                                                                                                                                                                                               Value

100,000	IPC Holdings Ltd.	$ 2,990,000
190,000	Max Capital Group Ltd.	3,363,000
220,724	Mercer Insurance Group, Inc.	2,789,951
115,000	National Financial Partners Corp.	349,600
355,000	OneBeacon Insurance Group Ltd.	3,706,200
195,000	Phoenix Cos., Inc. (The)	637,650
100,000	Platinum Underwriters Holdings Ltd.	3,608,000
55,000	ProAssurance Corp.(1)	2,902,900
75,000	United Fire & Casualty Co.	2,330,250
170,000	Unitrin, Inc.	2,709,800
		62,965,151

IT SERVICES ― 0.8%
35,000	CACI International, Inc., Class A(1)	1,578,150
45,000	MAXIMUS, Inc.	1,579,950
180,000	NeuStar, Inc., Class A(1)	3,443,400
150,000	Perot Systems Corp., Class A(1)	2,050,500
		8,652,000

LEISURE EQUIPMENT & PRODUCTS ― 0.6%
195,000	Callaway Golf Co.	1,811,550
70,000	JAKKS Pacific, Inc.(1)	1,444,100
90,000	RC2 Corp.(1)	960,300
335,160	Sport Supply Group, Inc.	2,346,120
		6,562,070

LIFE SCIENCES TOOLS & SERVICES ― 0.2%
60,000	Pharmaceutical Product Development, Inc.	1,740,600

MACHINERY ― 3.8%
370,000	Barnes Group, Inc.	5,365,000
185,000	IDEX Corp.	4,467,750
145,000	Kadant, Inc.(1)	1,954,600
95,000	Kaydon Corp.	3,263,250
195,000	Kennametal, Inc.	4,327,050
60,000	Lincoln Electric Holdings, Inc.	3,055,800
365,000	Mueller Industries, Inc.	9,154,200
310,000	Mueller Water Products, Inc., Class B	2,616,400
180,000	Robbins & Myers, Inc.	2,910,600
40,000	Wabtec Corp.	1,590,000
		38,704,650

MARINE ― 0.4%
200,000	Genco Shipping & Trading Ltd.	2,960,000
340,000	OceanFreight, Inc.	1,009,800
		3,969,800

MEDIA ― 0.8%
370,000	Belo Corp., Class A	577,200
490,000	Entravision Communications Corp., Class A(1)	764,400
235,000	Hearst-Argyle Television, Inc.	1,424,100
1,125,000	Journal Communications, Inc., Class A	2,756,250
280,000	McClatchy Co. (The), Class A	224,000
60,000	Valassis Communications, Inc.(1)	79,200
63,609	Value Line, Inc.	2,195,783
		8,020,933

Small Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Shares                                                                                                                                                                                               Value

METALS & MINING ― 1.3%
130,000	Carpenter Technology Corp.	$ 2,670,200
150,000	Haynes International, Inc.(1)	3,693,000
65,000	Kaiser Aluminum Corp.	1,463,800
195,000	Mesabi Trust	1,690,650
115,000	RTI International Metals, Inc.(1)	1,645,650
70,000	Schnitzer Steel Industries, Inc., Class A	2,635,500
		13,798,800

MULTILINE RETAIL ― 0.4%
35,000	Dollar Tree, Inc.(1)	1,463,000
200,000	Fred's, Inc., Class A	2,152,000
		3,615,000

MULTI-UTILITIES ― 0.8%
95,000	Black Hills Corp.	2,561,200
90,000	Puget Energy, Inc.	2,454,300
110,000	Vectren Corp.	2,751,100
		7,766,600

OFFICE ELECTRONICS(3)
5,911	Zebra Technologies Corp., Class A(1)	119,757

OIL, GAS & CONSUMABLE FUELS ― 3.4%
140,000	Alpha Natural Resources, Inc.(1)	2,266,600
165,000	Berry Petroleum Co., Class A	1,247,400
30,000	BP Prudhoe Bay Royalty Trust	2,200,200
80,000	Cimarex Energy Co.	2,142,400
144,298	Continental Resources, Inc.(1)	2,988,412
1,843,615	DHT Maritime, Inc. (2)	10,213,627
255,000	Frontier Oil Corp.	3,220,650
140,000	Hugoton Royalty Trust	2,247,000
290,000	Petrohawk Energy Corp.(1)	4,532,700
205,000	St. Mary Land & Exploration Co.	4,163,550
		35,222,539

PAPER & FOREST PRODUCTS ― 0.2%
200,000	P.H. Glatfelter Co.	1,860,000

PERSONAL PRODUCTS ― 0.7%
85,000	Alberto-Culver Co.	2,083,350
220,000	Bare Escentuals, Inc.(1)	1,150,600
198,012	Inter Parfums, Inc.	1,520,732
470,000	Schiff Nutrition International, Inc.(1)	2,805,900
		7,560,582

PHARMACEUTICALS ― 0.9%
171,598	Matrixx Initiatives, Inc.(1)	2,829,651
345,000	Obagi Medical Products, Inc.(1)	2,573,700
80,000	Par Pharmaceutical Cos., Inc.(1)	1,072,800
275,000	Sepracor, Inc.(1)	3,019,500
		9,495,651

PROFESSIONAL SERVICES ― 1.0%
125,000	CDI Corp.	1,617,500
180,000	Corporate Executive Board Co.	3,970,800
65,000	Heidrick & Struggles International, Inc.	1,400,100
250,000	MPS Group, Inc.(1)	1,882,500

Small Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Shares                                                                                                                                                                                               Value

30,000	Watson Wyatt Worldwide, Inc., Class A	$ 1,434,600
		10,305,500

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 3.1%
320,000	Capstead Mortgage Corp.	3,446,400
10,000	Getty Realty Corp.	210,600
105,000	Hatteras Financial Corp.	2,793,000
125,000	Healthcare Realty Trust, Inc.	2,935,000
60,000	Mack-Cali Realty Corp.	1,470,000
1,275,000	MFA Mortgage Investments, Inc.	7,509,750
100,000	National Health Investors, Inc.	2,743,000
145,000	National Retail Properties, Inc.	2,492,550
100,000	Rayonier, Inc.	3,135,000
95,000	Realty Income Corp.	2,199,250
190,000	Senior Housing Properties Trust	3,404,800
		32,339,350

ROAD & RAIL ― 0.7%
110,000	Arkansas Best Corp.	3,312,100
90,000	Heartland Express, Inc.	1,418,400
115,000	Werner Enterprises, Inc.	1,994,100
		6,724,600

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.1%
20,000	Cabot Microelectronics Corp.(1)	521,400
80,000	Cohu, Inc.	972,000
85,000	Cymer, Inc.(1)	1,862,350
665,299	Intellon Corp.(1)	1,669,901
450,000	Mattson Technology, Inc.(1)	634,500
185,000	MEMC Electronic Materials, Inc.(1)	2,641,800
70,000	MKS Instruments, Inc.(1)	1,035,300
315,000	Rudolph Technologies, Inc.(1)	1,111,950
125,000	Semtech Corp.(1)	1,408,750
345,000	Varian Semiconductor Equipment Associates, Inc.(1)	6,251,400
365,000	Verigy Ltd.(1)	3,511,300
		21,620,651

SOFTWARE ― 4.5%
365,000	Aspen Technology, Inc.(1)	2,708,300
80,000	Autodesk, Inc.(1)	1,572,000
380,000	Cadence Design Systems, Inc.(1)	1,390,800
1,105,000	Parametric Technology Corp.(1)	13,978,250
400,000	Sybase, Inc.(1)	9,908,000
220,000	Synopsys, Inc.(1)	4,074,400
690,000	THQ, Inc.(1)	2,891,100
1,868,602	Ulticom, Inc.(1)	9,529,870
		46,052,720

SPECIALTY RETAIL ― 2.2%
215,000	American Eagle Outfitters, Inc.	2,012,400
215,000	Cato Corp. (The), Class A	3,246,500
500,000	Chico's FAS, Inc.(1)	2,090,000
520,000	Christopher & Banks Corp.	2,912,000
185,000	Dress Barn, Inc. (The)(1)	1,986,900
160,000	DSW, Inc., Class A(1)	1,993,600
180,000	Men's Wearhouse, Inc. (The)	2,437,200
205,000	Penske Automotive Group, Inc.	1,574,400

Small Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Shares                                                                                                                                                                                               Value

120,000	Rent-A-Center, Inc.(1)	$ 2,118,000
210,000	Stage Stores, Inc.	1,732,500
		22,103,500

TEXTILES, APPAREL & LUXURY GOODS ― 1.1%
1,343,421	Crocs, Inc.(1)	1,665,842
160,000	True Religion Apparel, Inc.(1)	1,990,400
95,000	Weyco Group, Inc.	3,139,750
210,000	Wolverine World Wide, Inc.	4,418,400
		11,214,392

THRIFTS & MORTGAGE FINANCE ― 1.2%
105,000	Astoria Financial Corp.	1,730,400
225,000	Brookline Bancorp., Inc.	2,396,250
137,026	First Financial Northwest, Inc.	1,279,823
55,000	First Niagara Financial Group, Inc.	889,350
37,114	K-Fed Bancorp.	241,241
170,000	Provident Financial Services, Inc.	2,601,000
220,000	Washington Federal, Inc.	3,291,200
		12,429,264

TOBACCO ― 0.2%
60,000	Universal Corp.	1,792,200

TRADING COMPANIES & DISTRIBUTORS ― 1.1%
75,000	Applied Industrial Technologies, Inc.	1,419,000
55,000	GATX Corp.	1,703,350
165,000	Kaman Corp.	2,991,450
75,000	Lawson Products, Inc.	1,713,750
165,000	WESCO International, Inc.(1)	3,172,950
		11,000,500

WATER UTILITIES(3)
11,961	Artesian Resources Corp., Class A	189,223
TOTAL COMMON STOCKS
(Cost $1,145,744,143)		934,569,249
CONVERTIBLE PREFERRED STOCKS ― 4.5%

COMMERCIAL BANKS ― 0.6%
5,000	Huntington Bancshares, Inc., Series A, 8.50%, 12/31/49	3,895,000
185,000	Midwest Banc Holdings, Inc., Series A, 7.75%, 12/31/49	2,356,900
		6,251,900

INSURANCE ― 2.9%
725,000	Aspen Insurance Holdings Ltd., Series AHL, 5.625%, 12/31/49	30,450,000

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.7%
185,000	Digital Realty Trust, Inc., Series D, 5.50%, 12/31/49	3,780,937
115,000	Entertainment Properties Trust, Series E, 9.00%, 12/31/49	2,035,500
75,000	Lexington Realty Trust, Series C, 6.50%, 12/31/49	1,202,250
		7,018,687

TOBACCO ― 0.3%
4,000	Universal Corp., 6.75%, 12/31/49	2,800,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $56,293,608)		46,520,587

Small Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)

PREFERRED STOCKS ― 1.2%
INSURANCE ― 0.2%
130,000	Odyssey Re Holdings Corp., Series A, 8.125%, 10/20/10	$ 2,431,000

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 1.0%
110,000	Ashford Hospitality Trust, Inc., Series D, 8.45%, 7/18/12	682,000
275,000	National Retail Properties, Inc., Series C, 7.375%, 10/12/11	4,537,500
255,262	PS Business Parks, Inc., Series K, 7.95%, 6/30/09	4,717,242
		9,936,742
TOTAL PREFERRED STOCKS
(Cost $18,306,507)		12,367,742
TEMPORARY CASH INVESTMENTS ― 3.0%
95,866	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	95,866

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.875%, 6/30/10, valued at $31,616,598), in a joint trading account at 0.02%, dated 12/31/08, due 1/2/09 (Delivery value $31,000,034)		31,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $31,095,866)		31,095,866

TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $1,251,440,124)		1,024,553,444
OTHER ASSETS AND LIABILITIES — 0.5%		4,915,996
TOTAL NET ASSETS — 100.0%		$ 1,029,469,440

Notes to Schedule of Investments

(1)	Non-income producing.
(2)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)	Category is less than 0.05% of total net assets.

Small Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	$934,665,115
Level 2 – Other Significant Observable Inputs	89,888,329
Level 3 – Significant Unobservable Inputs	--
$1,024,553,444

Small Cap Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)

3. Affiliated Company Transactions

If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act.  A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2008 follows:

						December 31, 2008
	Share Balance	Purchase	Sales	Realized	Dividend	Share	Market
Company	3/31/08	Cost	Cost	Gain (Loss)	Income	Balance	Value
Cowen Group, Inc.(1)(2)	750,000	$ -	$5,618,054	$(2,566,279)	$ -	310,000	$ -(2)
Cutera, Inc.(1)(2)	530,000	3,337,258	6,514,125	(2,892,329)	-	570,000	-(2)
DHT Maritime, Inc.(3)	1,170,000	17,408,883	11,474,838	(4,850,472)	478,750	1,843,615	10,213,627
Young Innovations, Inc.	600,000	2,752,467	1,573,319	(401,865)	52,800	710,681	10,944,487
$23,498,608	$25,180,336	$(10,710,945)	$531,550	$21,158,114

(1)  Non-income producing.
(2)  Company was not an affiliate at December 31, 2008.
(3)  Formerly Double Hull Tankers Inc.

4. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,379,959,070
Gross tax appreciation of investments	$ 41,947,850
Gross tax depreciation of investments	(397,353,476)
Net tax appreciation (depreciation) of investments	$ (355,405,626)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Income Fund

December 31, 2008

Equity Income – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
      Shares                                                                                                                                                                                       Value

COMMON STOCKS ― 68.3%

AEROSPACE & DEFENSE ― 0.5%
516,227	Northrop Grumman Corp.	$ 23,250,864

AIR FREIGHT & LOGISTICS ― 1.5%
1,235,021	United Parcel Service, Inc., Class B	68,123,758

AUTOMOBILES ― 0.3%
609,900	Honda Motor Co. Ltd.	13,227,081

CAPITAL MARKETS ― 0.9%
1,854,330	AllianceBernstein Holding LP	38,551,521

CHEMICALS ― 0.6%
232,700	Air Products & Chemicals, Inc.	11,697,829
627,100	E.I. du Pont de Nemours & Co.	15,865,630
		27,563,459

COMMERCIAL BANKS ― 0.1%
242,000	Associated Banc-Corp.	5,065,060

COMMERCIAL SERVICES & SUPPLIES ― 0.4%
485,100	Pitney Bowes, Inc.	12,360,348
210,945	Waste Management, Inc.	6,990,717
		19,351,065

COMMUNICATIONS EQUIPMENT ― 0.1%
401,100	Nokia Oyj ADR	6,257,160

COMPUTERS & PERIPHERALS ― 0.6%
997,270	Diebold, Inc.	28,013,314

DISTRIBUTORS ― 0.7%
836,800	Genuine Parts Co.	31,681,248

DIVERSIFIED ― 1.0%
491,800	Standard & Poor's 500 Depositary Receipt, Series 1	44,380,032

DIVERSIFIED FINANCIAL SERVICES ― 0.3%
354,700	JPMorgan Chase & Co.	11,183,691

DIVERSIFIED TELECOMMUNICATION SERVICES ― 8.6%
7,035,100	AT&T, Inc.	200,500,350
7,964,600	BCE, Inc.	162,130,740
513,000	Embarq Corp.	18,447,480
421,900	Frontier Communications Corp.	3,687,406
		384,765,976

ELECTRIC UTILITIES ― 4.1%
1,881,343	Portland General Electric Co.	36,629,748
2,404,700	Southern Co.	88,973,900
2,944,549	Westar Energy, Inc.	60,392,700
		185,996,348

ELECTRICAL EQUIPMENT ― 2.1%
393,500	ABB Ltd. ADR	5,906,435
1,719,600	Emerson Electric Co.	62,954,556
795,800	Hubbell, Inc., Class B	26,006,744
		94,867,735

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.7%
1,048,353	AVX Corp.	8,323,923

Equity Income – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
      Shares                                                                                                                                                                                       Value

1,883,000	Molex, Inc., Class A	$ 24,384,850
		32,708,773

FOOD & STAPLES RETAILING ― 2.0%
1,585,316	Wal-Mart Stores, Inc.	88,872,815

FOOD PRODUCTS ― 6.0%
2,455,021	Campbell Soup Co.	73,675,180
1,639,900	H.J. Heinz Co.	61,660,240
1,262,900	Hershey Co. (The)	43,873,146
3,319,720	Kraft Foods, Inc., Class A	89,134,482
		268,343,048

GAS UTILITIES ― 4.2%
2,984,200	AGL Resources, Inc.	93,554,670
432,100	Nicor, Inc.	15,011,154
2,495,088	WGL Holdings, Inc.(1)	81,564,427
		190,130,251

HOTELS, RESTAURANTS & LEISURE ― 0.3%
185,300	McDonald's Corp.	11,523,807

HOUSEHOLD DURABLES ― 0.2%
246,100	Whirlpool Corp.	10,176,235

HOUSEHOLD PRODUCTS ― 1.6%
1,167,500	Procter & Gamble Co. (The)	72,174,850

INDUSTRIAL CONGLOMERATES ― 1.4%
3,923,736	General Electric Co.	63,564,523

INSURANCE ― 6.0%
1,139,170	ACE Ltd.	60,284,877
835,700	Arthur J. Gallagher & Co.	21,652,987
1,282,800	Chubb Corp.	65,422,800
4,780,457	Marsh & McLennan Cos., Inc.	116,021,691
243,000	MetLife, Inc.	8,470,980
		271,853,335

IT SERVICES ― 0.3%
302,300	Automatic Data Processing, Inc.	11,892,482

OIL, GAS & CONSUMABLE FUELS ― 11.2%
386,800	BP plc ADR	18,079,032
1,984,400	Chevron Corp.	146,786,068
2,923,729	Exxon Mobil Corp.	233,401,286
1,904,200	Total SA	103,812,607
		502,078,993

PAPER & FOREST PRODUCTS ― 0.3%
383,400	Weyerhaeuser Co.	11,735,874

PHARMACEUTICALS ― 9.9%
3,191,400	Bristol-Myers Squibb Co.	74,200,050
2,224,235	Johnson & Johnson	133,075,980
1,937,300	Merck & Co., Inc.	58,893,920
7,114,400	Pfizer, Inc.	125,996,024
1,353,400	Wyeth	50,766,034
		442,932,008

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.8%
724,200	Plum Creek Timber Co., Inc.	25,158,708

Equity Income – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
      Shares/Principal Amount                                                                                                                                                    Value

42,600	Public Storage	$ 3,386,700
288,823	Rayonier, Inc.	9,054,601
		37,600,009

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.7%
2,512,500	Applied Materials, Inc.	25,451,625
345,900	Microchip Technology, Inc.	6,755,427
		32,207,052

SPECIALTY RETAIL ― 0.9%
1,889,200	Lowe's Cos., Inc.	40,655,584

TOTAL COMMON STOCKS
(Cost $3,071,825,042)		3,070,727,951
CONVERTIBLE BONDS ― 21.9%

CAPITAL MARKETS ― 0.9%
$ 2,289,500	Deutsche Bank AG (London), (convertible into Charles Schwab Corp. (The)), 16.30%, 1/27/09(2)(3)	38,429,258

COMMERCIAL SERVICES & SUPPLIES ― 1.7%
50,568,000	Allied Waste Industries, Inc., 4.25%, 4/15/34	45,511,200
28,331,000	Waste Connections, Inc., 3.75%, 4/1/26	30,730,636
		76,241,836

ENERGY EQUIPMENT & SERVICES ― 2.5%
61,098,000	Cameron International Corp., 2.50%, 6/15/26	60,639,765
375,000	Goldman Sachs Group, Inc. (convertible into Schlumberger Ltd.), 28.8%, 4/9/09(2)(3)	16,875,304
28,092,000	Schlumberger Ltd., Series B, 2.125%, 6/1/23	35,079,885
		112,594,954

HEALTH CARE EQUIPMENT & SUPPLIES ― 2.6%
123,185,000	Beckman Coulter, Inc., 2.50%, 12/15/36	115,947,881

HEALTH CARE PROVIDERS & SERVICES ― 1.3%
68,149,000	Lincare Holdings, Inc., Series A, 2.75%, 11/1/37	56,904,415

INSURANCE ― 1.0%
1,886,800	Deutsche Bank AG (London), (convertible into Marsh & McLennan Cos., Inc.), 9.50%, 1/8/09(2)(3)	46,613,394

IT SERVICES ― 0.8%
41,282,000	DST Systems, Inc., 3.625%, 8/15/23	36,328,160

LIFE SCIENCES TOOLS & SERVICES ― 0.6%
30,626,000	Life Technologies Corp., 2.00%, 8/1/23	28,826,722

METALS & MINING ― 1.4%
58,461,000	Newmont Mining Corp., 1.625%, 7/15/17	62,407,118

OIL, GAS & CONSUMABLE FUELS ― 1.2%
86,815,000	Peabody Energy Corp., 4.75%, 12/15/66	52,523,075

PAPER & FOREST PRODUCTS ― 0.3%
15,403,000	Rayonier TRS Holdings, Inc., 3.75%, 10/15/12	13,824,192

PHARMACEUTICALS ― 2.9%
141,915,000	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	132,690,525

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.8%
3,004,000	Boston Properties LP, 3.625%, 2/15/14(2)	2,102,800
37,220,000	Host Hotels & Resorts LP, 3.25%, 4/15/24(2)	32,288,350
		34,391,150

Equity Income – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
      Shares/Principal Amount                                                                                                                                                      Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.9%
$202,267,000	Intel Corp., 2.95%, 12/15/35	$ 176,225,124
TOTAL CONVERTIBLE BONDS
(Cost $1,043,230,616)		983,947,804
CONVERTIBLE PREFERRED STOCKS ― 6.3%

DIVERSIFIED FINANCIAL SERVICES ― 5.4%
371,103	Bank of America Corp., 7.25%, 12/31/49	241,216,950

HOUSEHOLD DURABLES ― 0.6%
1,043,425	Newell Financial Trust I, 5.25%, 12/1/27	27,389,906
METALS & MINING ― 0.3%
23,000	Freeport McMoRan Copper & Gold, Inc., 5.50%, 12/31/49	14,294,500
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $400,661,864)		282,901,356
PREFERRED STOCKS ― 0.1%

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
137,426	Public Storage, 7.50%, 2/9/09
(Cost $2,826,167)		2,956,033
TEMPORARY CASH INVESTMENTS ― 1.5%
19,095	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	19,095

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 4/15/10, valued at $71,391,253), in a joint trading account at 0.01%, dated 12/31/08, due 1/2/09 (Delivery value $70,100,039)		70,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $70,119,095)		70,119,095

TOTAL INVESTMENT SECURITIES — 98.1%
(Cost $4,588,662,784)		4,410,652,239
OTHER ASSETS AND LIABILITIES — 1.9%		87,344,878
TOTAL NET ASSETS — 100.0%		$4,497,997,117

Geographic Diversification
(as a % of net assets)
United States	85.8%
Canada	3.6%
France	2.3%
Germany	1.9%
Switzerland	1.4%
Netherlands Antilles	0.8%
United Kingdom	0.4%
Japan	0.3%
Finland	0.1%
Cash and Equivalents*	3.4%
* Includes temporary cash investments and other assets and liabilities.

Equity Income – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
122,756,945	CAD for USD	1/30/09	$ 99,398,340	$ 44,217
48,590,197	EUR for USD	1/30/09	67,465,872	(4,205,475)
7,862,242	GBP for USD	1/30/09	11,296,076	1,778,602
746,883,540	JPY for USD	1/30/09	8,243,527	(471,632)
			$ 186,403,815	$ (2,854,288)
(Value on Settlement Date $183,549,527)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at December 31, 2008 was $136,309,106, which represented 3.0% of total net assets.

(3)	Equity-linked debt security. The aggregated value of these securities at December 31, 2008, was $101,917,956, which represented 2.3% of total net assets.

Equity Income – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as the fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$ 2,855,065,316	-
Level 2 – Other Significant Observable Inputs	1,555,586,923	$ (2,854,288)
Level 3 – Significant Unobservable Inputs	-	-
	$ 4,410,652,239	$ (2,854,288)
*Includes forward foreign currency exchange contracts.

Equity Income – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)

3. Affiliated Company Transactions

If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2008 follows:

						December 31, 2008
	Share Balance	Purchase	Sales	Realized	Dividend	Share	Market
Company	3/31/08	Cost	Cost	Gain (Loss)	Income	Balance	Value
Nicor, Inc. (1)	2,255,000	$ 17,604,453	$ 96,088,704	$ 973,593	$ 1,702,505	432,100	(1)
WGL Holdings, Inc.	2,471,500	19,112,432	18,386,354	1,202,546	2,557,309	2,495,088	$ 81,564,427
		$ 36,716,885	$114,475,058	$ 2,176,139	$ 4,259,814		$ 81,564,427

(1)  Company was not an affiliate at December 31, 2008.

4. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,817,787,332
Gross tax appreciation of investments	143,016,266
Gross tax depreciation of investments	(550,151,359)
Net tax appreciation (depreciation) of investments	$ (407,135,093)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Value Fund

December 31, 2008

Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
     Shares                                                                                                                                                                                    Value

COMMON STOCKS — 99.4%

AEROSPACE & DEFENSE ― 0.8%
129,450	Honeywell International, Inc.	$ 4,249,844
173,530	Northrop Grumman Corp.	7,815,791
		12,065,635

AIR FREIGHT & LOGISTICS ― 0.8%
209,080	United Parcel Service, Inc., Class B	11,532,853

AIRLINES ― 0.5%
806,460	Southwest Airlines Co.	6,951,685

AUTOMOBILES ― 1.3%
190,300	Honda Motor Co. Ltd.	4,127,092
424,700	Toyota Motor Corp.	13,901,632
		18,028,724

BEVERAGES ― 0.7%
180,160	PepsiCo, Inc.	9,867,363

BIOTECHNOLOGY ― 0.9%
225,850	Amgen, Inc.(1)	13,042,837

BUILDING PRODUCTS ― 0.3%
395,330	Masco Corp.	4,400,023

CAPITAL MARKETS ― 2.6%
647,090	AllianceBernstein Holding LP	13,453,001
273,670	Ameriprise Financial, Inc.	6,392,931
56,650	Goldman Sachs Group, Inc. (The)	4,780,694
386,590	Legg Mason, Inc.	8,470,187
355,070	Merrill Lynch & Co., Inc.	4,133,015
		37,229,828

CHEMICALS ― 2.4%
81,020	Air Products & Chemicals, Inc.	4,072,875
271,570	Dow Chemical Co. (The)	4,097,991
367,260	E.I. du Pont de Nemours & Co.	9,291,678
38,610	Ecolab, Inc.	1,357,142
485,920	International Flavors & Fragrances, Inc.	14,441,543
34,110	Minerals Technologies, Inc.	1,395,099
		34,656,328

COMMERCIAL BANKS ― 3.0%
819,860	Associated Banc-Corp.	17,159,670
249,790	BB&T Corp.	6,859,234
104,230	Marshall & Ilsley Corp.	1,421,697
101,580	SunTrust Banks, Inc.	3,000,673
258,610	U.S. Bancorp.	6,467,836
250,050	Wells Fargo & Co.	7,371,474
		42,280,584

COMMERCIAL SERVICES & SUPPLIES ― 3.0%
558,230	Avery Dennison Corp.	18,270,868
332,070	Pitney Bowes, Inc.	8,461,144
327,190	Republic Services, Inc.	8,111,040
255,760	Waste Management, Inc.	8,475,886
		43,318,938

Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
     Shares                                                                                                                                                                                    Value

COMMUNICATIONS EQUIPMENT ― 0.2%
174,040	Nokia Oyj ADR	$ 2,715,024

COMPUTERS & PERIPHERALS ― 0.9%
460,490	Diebold, Inc.	12,935,164

CONTAINERS & PACKAGING ― 1.9%
1,158,300	Bemis Co., Inc.	27,428,544

DISTRIBUTORS ― 0.9%
350,820	Genuine Parts Co.	13,282,045

DIVERSIFIED FINANCIAL SERVICES ― 5.1%
1,807,040	Bank of America Corp.	25,443,123
1,181,190	JPMorgan Chase & Co.	37,242,921
433,400	McGraw-Hill Cos., Inc. (The)	10,050,546
		72,736,590

DIVERSIFIED TELECOMMUNICATION SERVICES ― 5.9%
2,108,620	AT&T, Inc.	60,095,670
383,020	BCE, Inc.	7,796,916
468,750	Verizon Communications, Inc.	15,890,625
		83,783,211

ELECTRIC UTILITIES ― 2.4%
437,320	IDACORP, Inc.	12,879,074
1,080,050	Westar Energy, Inc.	22,151,825
		35,030,899

ELECTRICAL EQUIPMENT ― 1.7%
193,100	Emerson Electric Co.	7,069,391
535,100	Hubbell, Inc., Class B	17,487,068
		24,556,459

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 2.5%
1,506,680	Molex, Inc.	21,831,793
843,090	Tyco Electronics Ltd.	13,666,489
		35,498,282

ENERGY EQUIPMENT & SERVICES ― 1.1%
390,830	Cameron International Corp.(1)	8,012,015
165,190	Schlumberger Ltd.	6,992,493
		15,004,508

FOOD & STAPLES RETAILING ― 0.2%
57,650	Wal-Mart Stores, Inc.	3,231,859

FOOD PRODUCTS ― 6.5%
303,240	Campbell Soup Co.	9,100,232
1,657,640	ConAgra Foods, Inc.	27,351,060
237,860	H.J. Heinz Co.	8,943,536
102,260	Kellogg Co.	4,484,101
1,121,630	Kraft Foods, Inc., Class A	30,115,766
546,790	Unilever NV CVA	13,248,793
		93,243,488

GAS UTILITIES ― 1.2%
254,160	Southwest Gas Corp.	6,409,915
307,660	WGL Holdings, Inc.	10,057,406
		16,467,321

HEALTH CARE EQUIPMENT & SUPPLIES ― 3.1%
762,430	Beckman Coulter, Inc.	33,501,174

Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
     Shares                                                                                                                                                                                    Value

726,310	Boston Scientific Corp.(1)	$ 5,621,639
124,220	Zimmer Holdings, Inc.(1)	5,020,973
		44,143,786

HEALTH CARE PROVIDERS & SERVICES ― 0.4%
266,920	LifePoint Hospitals, Inc.(1)	6,096,453

HOTELS, RESTAURANTS & LEISURE ― 2.1%
514,560	International Speedway Corp., Class A	14,783,309
970,631	Speedway Motorsports, Inc.	15,636,865
		30,420,174

HOUSEHOLD DURABLES ― 0.6%
220,940	Whirlpool Corp.	9,135,869

HOUSEHOLD PRODUCTS ― 3.2%
37,760	Clorox Co.	2,097,946
726,040	Kimberly-Clark Corp.	38,291,350
78,930	Procter & Gamble Co. (The)	4,879,452
		45,268,748

INDUSTRIAL CONGLOMERATES ― 4.7%
130,200	3M Co.	7,491,708
3,693,250	General Electric Co.	59,830,650
		67,322,358

INSURANCE ― 6.4%
425,340	Allstate Corp. (The)	13,934,138
260	Berkshire Hathaway, Inc., Class A(1)	25,116,000
219,970	Chubb Corp.	11,218,470
1,459,280	Marsh & McLennan Cos., Inc.	35,416,726
142,330	Travelers Cos., Inc. (The)	6,433,316
		92,118,650

IT SERVICES ― 0.3%
49,630	International Business Machines Corp.	4,176,861

LEISURE EQUIPMENT & PRODUCTS ― 0.2%
326,550	RC2 Corp.(1)	3,484,288

MEDIA ― 0.3%
171,050	Walt Disney Co. (The)	3,881,124

MULTILINE RETAIL ― 0.6%
256,020	Target Corp.	8,840,371

MULTI-UTILITIES ― 2.4%
99,210	Ameren Corp.	3,299,725
330,340	Puget Energy, Inc.	9,008,372
319,320	Wisconsin Energy Corp.	13,405,053
462,940	Xcel Energy, Inc.	8,587,537
		34,300,687

OIL, GAS & CONSUMABLE FUELS ― 14.5%
164,050	Apache Corp.	12,226,647
830,830	BP plc ADR	38,832,994
230,910	Chevron Corp.	17,080,413
77,560	ConocoPhillips	4,017,608
145,400	Devon Energy Corp.	9,554,234
641,170	Equitable Resources, Inc.	21,511,253
997,330	Exxon Mobil Corp.	79,616,854

Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
     Shares                                                                                                                                                                                    Value

450,940	Total SA	$ 24,584,212
		207,424,215

PAPER & FOREST PRODUCTS ― 0.5%
235,100	Weyerhaeuser Co.	7,196,411

PHARMACEUTICALS ― 9.4%
462,470	Bristol-Myers Squibb Co.	10,752,427
346,560	Eli Lilly & Co.	13,955,971
643,320	Johnson & Johnson	38,489,836
519,420	Merck & Co., Inc.	15,790,368
2,173,170	Pfizer, Inc.	38,486,841
448,860	Wyeth	16,836,739
		134,312,182

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.3%
28,070	Boston Properties, Inc.	1,543,850
224,230	Host Hotels & Resorts, Inc.	1,697,421
21,130	Public Storage	1,679,835
		4,921,106

ROAD & RAIL ― 0.2%
182,250	Heartland Express, Inc.	2,872,260

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.5%
559,890	Applied Materials, Inc.	5,671,686
902,980	Intel Corp.	13,237,687
268,930	KLA-Tencor Corp.	5,859,985
677,570	Texas Instruments, Inc.	10,515,886
		35,285,244

SPECIALTY RETAIL ― 0.9%
603,470	Lowe’s Cos., Inc.	12,986,674

TOTAL COMMON STOCKS
(Cost $1,714,018,169)		1,423,475,653
TEMPORARY CASH INVESTMENTS — 0.7%

20,095	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	20,095

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 8.125%, 8/15/19, valued at $10,644,991), in a joint trading account at 0.02%, dated 12/31/08, due 1/2/09 (Delivery value $10,400,012)		10,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $10,420,095)		10,420,095

TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $1,724,438,264)		1,433,895,748
OTHER ASSETS AND LIABILITIES — (0.1)%		(843,479)
TOTAL NET ASSETS — 100.0%		$1,433,052,269

Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
7,384,386	CAD for USD	1/30/09	$ 5,979,260	$ (15,596)
22,946,843	EUR for USD	1/30/09	31,860,927	(2,127,465)
20,784,939	GBP for USD	1/30/09	29,862,761	1,991,631
1,033,600,880	JPY for USD	1/30/09	11,408,095	(550,219)
			$ 79,111,043	$ (701,649)
(Value on Settlement Date $78,409,394)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

Value   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available.  Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.  Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices.  Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.  Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open.  If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors.  If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value.  Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund.  In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as the fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement.  The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$ 1,359,837,103	-
Level 2 – Other Significant Observable Inputs	74,058,645	$ (701,649)
Level 3 – Significant Unobservable Inputs	-	-
	$ 1,433,895,748	$ (701,649)
*Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,849,556,977
Gross tax appreciation of investments	$ 28,214,186
Gross tax depreciation of investments	(443,875,415)
Net tax appreciation (depreciation) of investments	$ (415,661,229)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Large Company Value Fund

December 31, 2008

Large Company Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Shares                                                                                                                                                                                               Value

COMMON STOCKS — 97.3%

AEROSPACE & DEFENSE ― 1.1%
331,800	Northrop Grumman Corp.	$ 14,944,272

BEVERAGES ― 2.4%
463,000	Coca-Cola Co. (The)	20,960,010
459,800	Pepsi Bottling Group, Inc.	10,350,098
		31,310,108

BIOTECHNOLOGY ― 1.3%
287,800	Amgen, Inc.(1)	16,620,450

CAPITAL MARKETS ― 3.2%
476,700	Bank of New York Mellon Corp. (The)	13,504,911
136,200	Goldman Sachs Group, Inc. (The)	11,493,918
126,300	Legg Mason, Inc.	2,767,233
560,300	Merrill Lynch & Co., Inc.	6,521,892
448,900	Morgan Stanley	7,200,356
		41,488,310

CHEMICALS ― 1.9%
500,900	E.I. du Pont de Nemours & Co.	12,672,770
270,800	PPG Industries, Inc.	11,490,044
		24,162,814

COMMERCIAL BANKS ― 3.4%
1,183,300	National City Corp.	2,141,773
425,900	U.S. Bancorp.	10,651,759
1,051,220	Wells Fargo & Co.	30,989,966
		43,783,498

COMMERCIAL SERVICES & SUPPLIES ― 2.0%
208,900	Avery Dennison Corp.	6,837,297
143,600	Pitney Bowes, Inc.	3,658,928
456,600	R.R. Donnelley & Sons Co.	6,200,628
271,700	Waste Management, Inc.	9,004,138
		25,700,991

COMMUNICATIONS EQUIPMENT ― 0.7%
449,600	Cisco Systems, Inc.(1)	7,328,480
389,300	Motorola, Inc.	1,724,599
		9,053,079

COMPUTERS & PERIPHERALS ― 0.9%
333,300	Hewlett-Packard Co.	12,095,457

CONSUMER FINANCE ― 0.2%
336,200	Discover Financial Services	3,203,986

DIVERSIFIED CONSUMER SERVICES ― 0.9%
517,500	H&R Block, Inc.	11,757,600

DIVERSIFIED FINANCIAL SERVICES ― 6.0%
1,660,300	Bank of America Corp.	23,377,024
2,282,200	Citigroup, Inc.	15,313,562
1,253,200	JPMorgan Chase & Co.	39,513,396
		78,203,982

DIVERSIFIED TELECOMMUNICATION SERVICES ― 7.5%
2,007,700	AT&T, Inc.	57,219,450
167,300	Embarq Corp.	6,016,108

Large Company Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Shares                                                                                                                                                                                               Value

1,006,600	Verizon Communications, Inc.	$ 34,123,740
		97,359,298

ELECTRIC UTILITIES ― 2.9%
397,900	Exelon Corp.	22,127,219
524,500	PPL Corp.	16,096,905
		38,224,124

ENERGY EQUIPMENT & SERVICES ― 0.5%
267,400	National Oilwell Varco, Inc.(1)	6,535,256

FOOD & STAPLES RETAILING ― 3.0%
408,400	Kroger Co. (The)	10,785,844
406,100	Walgreen Co.	10,018,487
322,000	Wal-Mart Stores, Inc.	18,051,320
		38,855,651

FOOD PRODUCTS ― 0.9%
456,100	Unilever NV New York Shares	11,197,255

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.6%
261,400	Medtronic, Inc.	8,213,188

HEALTH CARE PROVIDERS & SERVICES ― 0.6%
153,000	Quest Diagnostics, Inc.	7,942,230

HOTELS, RESTAURANTS & LEISURE ― 0.5%
135,300	Darden Restaurants, Inc.	3,812,754
325,000	Starbucks Corp.(1)	3,074,500
		6,887,254

HOUSEHOLD DURABLES ― 0.5%
714,500	Newell Rubbermaid, Inc.	6,987,810

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.4%
212,100	NRG Energy, Inc.(1)	4,948,293

INDUSTRIAL CONGLOMERATES ― 4.7%
3,427,900	General Electric Co.(2)	55,531,980
231,100	Tyco International Ltd.	4,991,760
		60,523,740

INSURANCE ― 3.7%
486,900	Allstate Corp. (The)	15,950,844
192,789	Loews Corp.	5,446,289
197,800	Torchmark Corp.	8,841,660
393,700	Travelers Cos., Inc. (The)	17,795,240
		48,034,033

IT SERVICES ― 1.4%
152,100	Fiserv, Inc.(1)	5,531,877
149,300	International Business Machines Corp.	12,565,088
		18,096,965

MACHINERY ― 2.7%
247,600	Caterpillar, Inc.	11,060,292
287,500	Dover Corp.	9,464,500
417,400	Ingersoll-Rand Co. Ltd., Class A	7,241,890
177,900	Parker-Hannifin Corp.	7,567,866
		35,334,548

MEDIA ― 3.0%
726,200	CBS Corp., Class B	5,947,578

Large Company Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Shares                                                                                                                                                                                               Value

514,700	Gannett Co., Inc.	$ 4,117,600
1,818,100	Time Warner, Inc.	18,290,086
535,500	Viacom, Inc., Class B(1)	10,206,630
		38,561,894

METALS & MINING ― 0.8%
226,300	Nucor Corp.	10,455,060

MULTILINE RETAIL ― 0.7%
262,200	Kohl's Corp.(1)	9,491,640

OFFICE ELECTRONICS ― 0.6%
929,200	Xerox Corp.	7,405,724

OIL, GAS & CONSUMABLE FUELS ― 18.2%
97,500	Apache Corp.	7,266,675
930,300	Chevron Corp.	68,814,291
751,700	ConocoPhillips	38,938,060
102,700	Devon Energy Corp.	6,748,417
975,300	Exxon Mobil Corp.	77,858,199
78,200	Occidental Petroleum Corp.	4,691,218
606,500	Royal Dutch Shell plc ADR	32,108,110
		236,424,970

PAPER & FOREST PRODUCTS ― 0.8%
229,600	International Paper Co.	2,709,280
242,100	Weyerhaeuser Co.	7,410,681
		10,119,961

PHARMACEUTICALS ― 11.7%
253,900	Abbott Laboratories	13,550,643
348,900	Eli Lilly & Co.	14,050,203
672,900	Johnson & Johnson	40,259,607
681,300	Merck & Co., Inc.	20,711,520
2,444,400	Pfizer, Inc.	43,290,324
536,300	Wyeth	20,116,613
		151,978,910

PROFESSIONAL SERVICES ― 0.2%
99,100	Robert Half International, Inc.	2,063,262

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
165,700	Developers Diversified Realty Corp.	808,616

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.0%
431,500	Applied Materials, Inc.	4,371,095
429,600	Intel Corp.	6,297,936
178,800	Texas Instruments, Inc.	2,774,976
		13,444,007

SOFTWARE ― 1.5%
560,500	Microsoft Corp.	10,896,120
461,100	Oracle Corp.(1)	8,175,303
		19,071,423

SPECIALTY RETAIL ― 2.6%
266,600	Best Buy Co., Inc.	7,494,126
480,100	Gap, Inc. (The)	6,428,539
452,200	Home Depot, Inc. (The)	10,409,644
537,100	Staples, Inc.	9,624,832
		33,957,141

Large Company Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Shares                                                                                                                                                                                               Value

TEXTILES, APPAREL & LUXURY GOODS ― 0.7%
166,200	VF Corp.	$ 9,102,774

TOBACCO ― 1.3%
514,000	Altria Group, Inc.	7,740,840
156,100	Lorillard, Inc.	8,796,235
		16,537,075

WIRELESS TELECOMMUNICATION SERVICES ― 0.2%
1,086,700	Sprint Nextel Corp.(1)	1,988,661

TOTAL COMMON STOCKS
(Cost $1,612,932,240)		1,262,875,310
CONVERTIBLE PREFERRED STOCKS — 0.1%

CAPITAL MARKETS ― 0.1%
72,500	Legg Mason, Inc., 7.00%, 6/30/11

(Cost $1,368,032)		1,595,000
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 2.0%

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.875%, 6/30/10, valued at $26,300,930), in a joint trading account at 0.02%, dated 12/31/08, due 1/2/09 (Delivery value $25,788,029)

(Cost $25,788,000)		25,788,000

TEMPORARY CASH INVESTMENTS— 0.6%

36,841	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	36,841

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.875%, 6/30/10, valued at $7,457,438), in a joint trading account at 0.02%, dated 12/31/08, due 1/2/09 (Delivery value $7,312,008)		7,312,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $7,348,841)		7,348,841
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $1,647,437,113)		1,297,607,151
OTHER ASSETS AND LIABILITIES(3)		107,509
TOTAL NET ASSETS — 100.0%		$ 1,297,714,660

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
573	S&P 500 E-Mini Futures	March 2009	$25,787,865	$(115,494)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for future contracts. At the period end, the aggregate value of securities pledged was $25,788,000.
(3)	Category is less than 0.05% of total net assets.

Large Company Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$1,262,912,151	$(115,494)
Level 2 – Other Significant Observable Inputs	34,695,000	-
Level 3 – Significant Unobservable Inputs	-	-
	$1,297,607,151	$(115,494)
*Includes futures contracts.

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,659,102,856
Gross tax appreciation of investments	$ 136,894,449
Gross tax depreciation of investments	(498,390,154)
Net tax appreciation (depreciation) of investments	$ (361,495,705)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Index Fund

December 31, 2008

Equity Index – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                       Value

COMMON STOCKS — 96.4%

AEROSPACE & DEFENSE ― 2.7%
32,063	Boeing Co.	$ 1,368,128
17,077	General Dynamics Corp.	983,464
5,471	Goodrich Corp.	202,536
31,744	Honeywell International, Inc.	1,042,155
5,253	L-3 Communications Holdings, Inc.	387,566
14,458	Lockheed Martin Corp.	1,215,629
14,471	Northrop Grumman Corp.	651,774
6,072	Precision Castparts Corp.	361,163
18,117	Raytheon Co.	924,692
7,266	Rockwell Collins, Inc.	284,028
41,523	United Technologies Corp.	2,225,633
		9,646,768

AIR FREIGHT & LOGISTICS ― 1.1%
7,372	C.H. Robinson Worldwide, Inc.	405,681
9,200	Expeditors International of Washington, Inc.	306,084
13,569	FedEx Corp.	870,451
43,523	United Parcel Service, Inc., Class B	2,400,729
		3,982,945

AIRLINES ― 0.1%
31,929	Southwest Airlines Co.	275,228

AUTO COMPONENTS ― 0.2%
10,998	Goodyear Tire & Rubber Co. (The)(1)	65,658
25,831	Johnson Controls, Inc.	469,091
		534,749

AUTOMOBILES ― 0.1%
109,528	Ford Motor Co.(1)	250,819
25,723	General Motors Corp.	82,314
10,225	Harley-Davidson, Inc.	173,518
		506,651

BEVERAGES ― 2.5%
4,426	Brown-Forman Corp., Class B	227,895
86,414	Coca-Cola Co. (The)	3,911,962
14,458	Coca-Cola Enterprises, Inc.	173,929
8,809	Constellation Brands, Inc., Class A(1)	138,918
11,600	Dr. Pepper Snapple Group, Inc.(1)	188,500
6,534	Molson Coors Brewing Co., Class B	319,643
6,184	Pepsi Bottling Group, Inc.	139,202
67,982	PepsiCo, Inc.	3,723,374
		8,823,423

BIOTECHNOLOGY ― 2.1%
47,018	Amgen, Inc.(1)	2,715,289
12,592	Biogen Idec, Inc.(1)	599,757
19,770	Celgene Corp.(1)	1,092,886
3,100	Cephalon, Inc.(1)	238,824
11,651	Genzyme Corp.(1)	773,277
40,245	Gilead Sciences, Inc.(1)	2,058,129
		7,478,162

Equity Index – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                       Value

BUILDING PRODUCTS(2)
15,590	Masco Corp.	$ 173,517

CAPITAL MARKETS ― 2.3%
9,405	American Capital Ltd.	30,472
9,430	Ameriprise Financial, Inc.	220,285
49,891	Bank of New York Mellon Corp. (The)	1,413,412
40,619	Charles Schwab Corp. (The)	656,809
24,446	E*TRADE Financial Corp.(1)	28,113
3,790	Federated Investors, Inc., Class B	64,278
6,558	Franklin Resources, Inc.	418,269
19,270	Goldman Sachs Group, Inc. (The)	1,626,195
16,800	Invesco Ltd.	242,592
7,317	Janus Capital Group, Inc.	58,756
6,182	Legg Mason, Inc.	135,448
68,374	Merrill Lynch & Co., Inc.	795,873
47,911	Morgan Stanley	768,493
10,083	Northern Trust Corp.	525,728
18,755	State Street Corp.	737,634
11,273	T. Rowe Price Group, Inc.	399,515
		8,121,872

CHEMICALS ― 1.7%
9,230	Air Products & Chemicals, Inc.	463,992
2,400	CF Industries Holdings, Inc.	117,984
40,207	Dow Chemical Co. (The)	606,724
39,228	E.I. du Pont de Nemours & Co.	992,468
3,469	Eastman Chemical Co.	110,002
7,502	Ecolab, Inc.	263,695
3,547	International Flavors & Fragrances, Inc.	105,417
23,936	Monsanto Co.	1,683,898
7,111	PPG Industries, Inc.	301,720
13,446	Praxair, Inc.	798,154
5,352	Rohm & Haas Co.	330,700
5,465	Sigma-Aldrich Corp.	230,842
		6,005,596

COMMERCIAL BANKS ― 3.0%
23,859	BB&T Corp.	655,168
6,548	Comerica, Inc.	129,978
25,063	Fifth Third Bancorp.	207,020
8,950	First Horizon National Corp.	94,602
15,894	Huntington Bancshares, Inc.	121,748
21,466	KeyCorp	182,890
3,397	M&T Bank Corp.	195,022
11,248	Marshall & Ilsley Corp.	153,423
91,029	National City Corp.	164,763
15,055	PNC Financial Services Group, Inc.	737,695
30,206	Regions Financial Corp.	240,440
15,397	SunTrust Banks, Inc.	454,827
75,815	U.S. Bancorp.	1,896,133
93,870	Wachovia Corp.	520,040
167,053	Wells Fargo & Co.	4,924,722
5,051	Zions Bancorp.	123,800
		10,802,271

Equity Index – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                       Value

COMMERCIAL SERVICES & SUPPLIES ― 0.5%
4,673	Avery Dennison Corp.	$ 152,948
5,749	Cintas Corp.	133,549
8,973	Pitney Bowes, Inc.	228,632
9,110	R.R. Donnelley & Sons Co.	123,714
13,999	Republic Services, Inc.	347,035
3,700	Stericycle, Inc.(1)	192,696
21,336	Waste Management, Inc.	707,075
		1,885,649

COMMUNICATIONS EQUIPMENT ― 2.4%
4,113	Ciena Corp.(1)	27,557
256,863	Cisco Systems, Inc.(1)	4,186,867
67,961	Corning, Inc.	647,668
5,900	Harris Corp.	224,495
9,749	JDS Uniphase Corp.(1)	35,584
23,668	Juniper Networks, Inc.(1)	414,427
98,456	Motorola, Inc.	436,160
71,426	QUALCOMM, Inc.	2,559,194
18,153	Tellabs, Inc.(1)	74,790
		8,606,742

COMPUTERS & PERIPHERALS ― 2.7%
39,004	Apple, Inc.(1)	3,328,991
75,798	Dell, Inc.(1)	776,172
90,062	EMC Corp.(1)	942,949
106,446	Hewlett-Packard Co.	3,862,925
3,403	Lexmark International, Inc., Class A(1)	91,541
14,257	NetApp, Inc.(1)	199,170
6,001	QLogic Corp.(1)	80,654
9,763	SanDisk Corp.(1)	93,725
32,721	Sun Microsystems, Inc.(1)	124,994
7,676	Teradata Corp.(1)	113,835
		9,614,956

CONSTRUCTION & ENGINEERING ― 0.2%
7,792	Fluor Corp.	349,627
5,300	Jacobs Engineering Group, Inc.(1)	254,930
		604,557

CONSTRUCTION MATERIALS ― 0.1%
4,768	Vulcan Materials Co.	331,757

CONSUMER FINANCE ― 0.5%
51,549	American Express Co.	956,234
16,353	Capital One Financial Corp.	521,497
20,802	Discover Financial Services	198,243
20,306	SLM Corp.(1)	180,724
		1,856,698

CONTAINERS & PACKAGING ― 0.1%
4,214	Ball Corp.	175,260
4,333	Bemis Co., Inc.	102,606
5,731	Pactiv Corp.(1)	142,587
7,228	Sealed Air Corp.	107,986
		528,439

Equity Index – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                       Value

DISTRIBUTORS ― 0.1%
7,009	Genuine Parts Co.	$ 265,361

DIVERSIFIED CONSUMER SERVICES ― 0.2%
4,561	Apollo Group, Inc., Class A(1)	349,464
14,282	H&R Block, Inc.	324,487
		673,951

DIVERSIFIED FINANCIAL SERVICES ― 3.3%
219,548	Bank of America Corp.	3,091,236
13,031	CIT Group, Inc.	59,161
236,749	Citigroup, Inc.	1,588,586
2,960	CME Group, Inc.	616,005
3,300	IntercontinentalExchange, Inc.(1)	272,052
164,214	JPMorgan Chase & Co.	5,177,667
7,700	Leucadia National Corp.(1)	152,460
13,817	McGraw-Hill Cos., Inc. (The)	320,416
8,607	Moody's Corp.	172,915
5,900	NASDAQ OMX Group, Inc. (The)(1)	145,789
11,600	NYSE Euronext	317,608
		11,913,895

DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.5%
256,252	AT&T, Inc.	7,303,182
4,598	CenturyTel, Inc.	125,663
6,155	Embarq Corp.	221,334
14,329	Frontier Communications Corp.	125,236
64,488	Qwest Communications International, Inc.	234,736
123,837	Verizon Communications, Inc.	4,198,074
19,120	Windstream Corp.	175,904
		12,384,129

ELECTRIC UTILITIES ― 2.4%
7,334	Allegheny Energy, Inc.	248,329
17,487	American Electric Power Co., Inc.	581,967
54,945	Duke Energy Corp.	824,724
14,117	Edison International	453,438
8,274	Entergy Corp.	687,818
28,629	Exelon Corp.	1,592,059
13,230	FirstEnergy Corp.	642,713
17,804	FPL Group, Inc.	896,075
9,200	Pepco Holdings, Inc.	163,392
4,581	Pinnacle West Capital Corp.	147,188
16,288	PPL Corp.	499,879
11,354	Progress Energy, Inc.	452,457
33,497	Southern Co.	1,239,389
		8,429,428

ELECTRICAL EQUIPMENT ― 0.5%
7,529	Cooper Industries Ltd., Class A	220,073
33,495	Emerson Electric Co.	1,226,252
6,594	Rockwell Automation, Inc.	212,590
		1,658,915

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.3%
15,561	Agilent Technologies, Inc.(1)	243,218

Equity Index – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                       Value

7,700	Amphenol Corp., Class A	$ 184,646
9,518	Jabil Circuit, Inc.	64,246
6,526	Molex, Inc.	94,562
20,480	Tyco Electronics Ltd.	331,981
		918,653

ENERGY EQUIPMENT & SERVICES ― 1.5%
13,377	Baker Hughes, Inc.	429,000
12,801	BJ Services Co.	149,388
9,500	Cameron International Corp.(1)	194,750
6,496	ENSCO International, Inc.	184,421
38,153	Halliburton Co.	693,622
12,151	Nabors Industries Ltd.(1)	145,447
18,186	National Oilwell Varco, Inc.(1)	444,466
11,670	Noble Corp.	257,790
5,101	Rowan Cos., Inc.	81,106
52,941	Schlumberger Ltd.	2,240,993
9,419	Smith International, Inc.	215,601
29,584	Weatherford International Ltd.(1)	320,099
		5,356,683

FOOD & STAPLES RETAILING ― 3.2%
18,941	Costco Wholesale Corp.	994,403
62,405	CVS/Caremark Corp.	1,793,520
28,467	Kroger Co. (The)	751,813
18,733	Safeway, Inc.	445,283
9,420	SUPERVALU, INC.	137,532
26,125	SYSCO Corp.	599,307
43,036	Walgreen Co.	1,061,698
97,477	Wal-Mart Stores, Inc.	5,464,561
6,383	Whole Foods Market, Inc.	60,256
		11,308,373

FOOD PRODUCTS ― 1.7%
28,024	Archer-Daniels-Midland Co.	807,932
9,157	Campbell Soup Co.	274,802
19,678	ConAgra Foods, Inc.	324,687
6,951	Dean Foods Co.(1)	124,909
14,571	General Mills, Inc.	885,188
13,539	H.J. Heinz Co.	509,066
7,194	Hershey Co. (The)	249,920
5,164	J.M. Smucker Co. (The)	223,911
10,857	Kellogg Co.	476,079
65,083	Kraft Foods, Inc., Class A	1,747,479
5,852	McCormick & Co., Inc.	186,445
30,707	Sara Lee Corp.	300,622
13,707	Tyson Foods, Inc., Class A	120,073
		6,231,113

GAS UTILITIES ― 0.1%
1,951	Nicor, Inc.	67,778
7,573	Questar Corp.	247,561
		315,339

HEALTH CARE EQUIPMENT & SUPPLIES ― 2.1%
27,327	Baxter International, Inc.	1,464,454
10,614	Becton, Dickinson & Co.	725,891

Equity Index – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                       Value

65,277	Boston Scientific Corp.(1)	$ 505,244
4,310	C.R. Bard, Inc.	363,161
21,781	Covidien Ltd.	789,343
6,500	DENTSPLY International, Inc.	183,560
7,236	Hospira, Inc.(1)	194,070
1,700	Intuitive Surgical, Inc.(1)	215,883
49,067	Medtronic, Inc.	1,541,685
14,923	St. Jude Medical, Inc.(1)	491,862
10,730	Stryker Corp.	428,664
5,455	Varian Medical Systems, Inc.(1)	191,143
9,753	Zimmer Holdings, Inc.(1)	394,216
		7,489,176

HEALTH CARE PROVIDERS & SERVICES ― 2.0%
20,454	Aetna, Inc.	582,939
6,875	AmerisourceBergen Corp.	245,162
15,652	Cardinal Health, Inc.	539,524
11,958	CIGNA Corp.	201,492
6,779	Coventry Health Care, Inc.(1)	100,872
4,500	DaVita, Inc.(1)	223,065
10,722	Express Scripts, Inc.(1)	589,496
7,321	Humana, Inc.(1)	272,927
4,863	Laboratory Corp. of America Holdings(1)	313,226
11,970	McKesson Corp.	463,598
21,984	Medco Health Solutions, Inc.(1)	921,349
4,194	Patterson Cos., Inc.(1)	78,638
6,814	Quest Diagnostics, Inc.	353,715
18,928	Tenet Healthcare Corp.(1)	21,767
52,935	UnitedHealth Group, Inc.	1,408,071
22,281	WellPoint, Inc.(1)	938,699
		7,254,540

HEALTH CARE TECHNOLOGY(2)
7,910	IMS Health, Inc.	119,916

HOTELS, RESTAURANTS & LEISURE ― 1.5%
18,999	Carnival Corp.	462,056
6,358	Darden Restaurants, Inc.	179,168
13,449	International Game Technology	159,909
12,824	Marriott International, Inc., Class A	249,427
48,872	McDonald's Corp.	3,039,350
31,708	Starbucks Corp.(1)	299,958
8,109	Starwood Hotels & Resorts Worldwide, Inc.	145,151
8,141	Wyndham Worldwide Corp.	53,323
2,738	Wynn Resorts Ltd.(1)	115,708
20,349	Yum! Brands, Inc.	640,993
		5,345,043

HOUSEHOLD DURABLES ― 0.4%
2,543	Black & Decker Corp.	106,323
5,609	Centex Corp.	59,680
11,985	D.R. Horton, Inc.	84,734
6,492	Fortune Brands, Inc.	267,990
2,642	Harman International Industries, Inc.	44,201
3,363	KB Home	45,804
6,971	Leggett & Platt, Inc.	105,889

Equity Index – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                       Value

6,447	Lennar Corp., Class A	$ 55,895
12,040	Newell Rubbermaid, Inc.	117,751
9,292	Pulte Homes, Inc.	101,562
2,588	Snap-on, Inc.	101,915
3,381	Stanley Works (The)	115,292
3,250	Whirlpool Corp.	134,388
		1,341,424

HOUSEHOLD PRODUCTS ― 3.1%
6,011	Clorox Co.	333,971
21,960	Colgate-Palmolive Co.	1,505,138
18,105	Kimberly-Clark Corp.	954,858
130,891	Procter & Gamble Co. (The)	8,091,682
		10,885,649

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.1%
29,217	AES Corp. (The)(1)	240,748
7,739	Constellation Energy Group, Inc.	194,172
23,013	Dynegy, Inc., Class A(1)	46,026
		480,946

INDUSTRIAL CONGLOMERATES ― 2.7%
30,256	3M Co.	1,740,930
457,007	General Electric Co.(3)	7,403,513
10,788	Textron, Inc.	149,630
20,681	Tyco International Ltd.	446,710
		9,740,783

INSURANCE ― 2.6%
20,661	Aflac, Inc.	947,100
23,578	Allstate Corp. (The)	772,415
116,963	American International Group, Inc.	183,632
11,825	Aon Corp.	540,166
5,162	Assurant, Inc.	154,860
15,606	Chubb Corp.	795,906
7,113	Cincinnati Financial Corp.	206,775
19,661	Genworth Financial, Inc., Class A	55,641
13,082	Hartford Financial Services Group, Inc. (The)	214,807
11,189	Lincoln National Corp.	210,801
15,734	Loews Corp.	444,486
22,292	Marsh & McLennan Cos., Inc.	541,027
8,925	MBIA, Inc.(1)	36,325
33,878	MetLife, Inc.	1,180,987
11,248	Principal Financial Group, Inc.	253,867
29,340	Progressive Corp. (The)	434,525
18,628	Prudential Financial, Inc.	563,683
3,834	Torchmark Corp.	171,380
25,632	Travelers Cos., Inc. (The)	1,158,566
15,082	Unum Group	280,525
14,263	XL Capital Ltd., Class A	52,773
		9,200,247

INTERNET & CATALOG RETAIL ― 0.2%
14,127	Amazon.com, Inc.(1)	724,433
9,468	Expedia, Inc.(1)	78,016
		802,449

Equity Index – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                       Value

INTERNET SOFTWARE & SERVICES ― 1.4%
7,370	Akamai Technologies, Inc.(1)	$ 111,213
47,490	eBay, Inc.(1)	662,960
10,550	Google, Inc., Class A(1)	3,245,708
8,424	VeriSign, Inc.(1)	160,730
60,224	Yahoo!, Inc.(1)	734,733
		4,915,344

IT SERVICES ― 2.3%
4,260	Affiliated Computer Services, Inc., Class A(1)	195,747
22,118	Automatic Data Processing, Inc.	870,122
12,736	Cognizant Technology Solutions Corp., Class A(1)	230,012
6,538	Computer Sciences Corp.(1)	229,745
5,533	Convergys Corp.(1)	35,467
8,263	Fidelity National Information Services, Inc.	134,439
7,033	Fiserv, Inc.(1)	255,790
58,727	International Business Machines Corp.	4,942,464
3,300	MasterCard, Inc., Class A	471,669
13,952	Paychex, Inc.	366,659
9,053	Total System Services, Inc.	126,742
31,673	Western Union Co. (The)	454,191
		8,313,047

LEISURE EQUIPMENT & PRODUCTS ― 0.1%
12,547	Eastman Kodak Co.	82,559
5,484	Hasbro, Inc.	159,969
15,649	Mattel, Inc.	250,384
		492,912

LIFE SCIENCES TOOLS & SERVICES ― 0.3%
7,188	Life Technologies Corp.(1)	167,552
2,383	Millipore Corp.(1)	122,772
5,465	PerkinElmer, Inc.	76,018
18,252	Thermo Fisher Scientific, Inc.(1)	621,846
4,518	Waters Corp.(1)	165,585
		1,153,773

MACHINERY ― 1.6%
26,433	Caterpillar, Inc.	1,180,762
8,782	Cummins, Inc.	234,743
11,158	Danaher Corp.	631,655
18,610	Deere & Co.	713,135
8,148	Dover Corp.	268,232
7,189	Eaton Corp.	357,365
2,500	Flowserve Corp.	128,750
17,151	Illinois Tool Works, Inc.	601,143
13,858	Ingersoll-Rand Co. Ltd., Class A	240,436
7,923	ITT Corp.	364,379
5,900	Manitowoc Co., Inc. (The)	51,094
15,823	PACCAR, Inc.	452,538
5,263	Pall Corp.	149,627
7,080	Parker-Hannifin Corp.	301,183
		5,675,042

MEDIA ― 2.4%
29,547	CBS Corp., Class B	241,990
125,929	Comcast Corp., Class A	2,125,682

Equity Index – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                       Value

23,739	DIRECTV Group, Inc. (The)(1)	$ 543,861
10,383	Gannett Co., Inc.	83,064
20,725	Interpublic Group of Cos., Inc. (The)(1)	82,071
1,653	Meredith Corp.	28,299
5,277	New York Times Co. (The), Class A	38,680
99,831	News Corp., Class A	907,464
13,619	Omnicom Group, Inc.	366,623
4,033	Scripps Networks Interactive, Inc., Class A	88,726
155,819	Time Warner, Inc.	1,567,539
26,953	Viacom, Inc., Class B(1)	513,724
80,963	Walt Disney Co. (The)	1,837,050
243	Washington Post Co. (The), Class B	94,831
		8,519,604

METALS & MINING ― 0.7%
5,100	AK Steel Holding Corp.	47,532
34,970	Alcoa, Inc.	393,762
4,220	Allegheny Technologies, Inc.	107,737
16,510	Freeport-McMoRan Copper & Gold, Inc.	403,504
19,899	Newmont Mining Corp.	809,889
13,777	Nucor Corp.	636,498
3,900	Titanium Metals Corp.	34,359
5,120	United States Steel Corp.	190,464
		2,623,745

MULTILINE RETAIL ― 0.7%
3,756	Big Lots, Inc.(1)	54,424
6,133	Family Dollar Stores, Inc.	159,887
9,604	J.C. Penney Co., Inc.	189,199
13,261	Kohl's Corp.(1)	480,048
18,284	Macy's, Inc.	189,239
6,960	Nordstrom, Inc.	92,638
2,426	Sears Holdings Corp.(1)	94,299
33,720	Target Corp.	1,164,352
		2,424,086

MULTI-UTILITIES ― 1.4%
9,297	Ameren Corp.	309,218
14,873	CenterPoint Energy, Inc.	187,697
9,809	CMS Energy Corp.	99,169
11,867	Consolidated Edison, Inc.	461,982
25,222	Dominion Resources, Inc.	903,956
7,067	DTE Energy Co.	252,080
3,439	Integrys Energy Group, Inc.	147,808
11,950	NiSource, Inc.	131,091
15,584	PG&E Corp.	603,257
22,080	Public Service Enterprise Group, Inc.	644,074
10,728	Sempra Energy	457,335
9,260	TECO Energy, Inc.	114,361
5,100	Wisconsin Energy Corp.	214,098
19,401	Xcel Energy, Inc.	359,889
		4,886,015

OFFICE ELECTRONICS ― 0.1%
37,924	Xerox Corp.	302,254

Equity Index – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                       Value

OIL, GAS & CONSUMABLE FUELS ― 11.4%
20,332	Anadarko Petroleum Corp.	$ 783,799
14,548	Apache Corp.	1,084,262
4,500	Cabot Oil & Gas Corp.	117,000
25,047	Chesapeake Energy Corp.	405,010
88,853	Chevron Corp.	6,572,456
65,223	ConocoPhillips	3,378,551
7,951	CONSOL Energy, Inc.	227,240
19,494	Devon Energy Corp.	1,280,951
30,544	El Paso Corp.	239,160
10,882	EOG Resources, Inc.	724,524
5,700	Equitable Resources, Inc.	191,235
222,420	Exxon Mobil Corp.	17,755,789
12,356	Hess Corp.	662,776
30,699	Marathon Oil Corp.	839,925
3,800	Massey Energy Co.	52,402
8,238	Murphy Oil Corp.	365,355
7,500	Noble Energy, Inc.	369,150
35,498	Occidental Petroleum Corp.	2,129,525
11,820	Peabody Energy Corp.	268,905
5,200	Pioneer Natural Resources Co.	84,136
6,808	Range Resources Corp.	234,127
14,900	Southwestern Energy Co.(1)	431,653
26,841	Spectra Energy Corp.	422,477
5,072	Sunoco, Inc.	220,429
6,300	Tesoro Corp.	82,971
22,577	Valero Energy Corp.	488,566
25,088	Williams Cos., Inc. (The)	363,274
24,486	XTO Energy, Inc.	863,621
		40,639,269

PAPER & FOREST PRODUCTS ― 0.2%
18,548	International Paper Co.	218,866
7,830	MeadWestvaco Corp.	87,618
9,174	Weyerhaeuser Co.	280,816
		587,300

PERSONAL PRODUCTS ― 0.2%
18,513	Avon Products, Inc.	444,867
4,976	Estee Lauder Cos., Inc. (The), Class A	154,057
		598,924

PHARMACEUTICALS ― 7.7%
67,054	Abbott Laboratories	3,578,672
13,345	Allergan, Inc.	538,070
86,071	Bristol-Myers Squibb Co.	2,001,151
43,494	Eli Lilly & Co.	1,751,503
13,276	Forest Laboratories, Inc.(1)	338,140
121,491	Johnson & Johnson	7,268,807
11,202	King Pharmaceuticals, Inc.(1)	118,965
93,103	Merck & Co., Inc.	2,830,331
13,290	Mylan, Inc.(1)	131,438
295,170	Pfizer, Inc.	5,227,461
70,751	Schering-Plough Corp.	1,204,890
4,770	Watson Pharmaceuticals, Inc.(1)	126,739

Equity Index – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                       Value

57,946	Wyeth	$ 2,173,554
		27,289,721

PROFESSIONAL SERVICES ― 0.2%
2,300	Dun & Bradstreet Corp.	177,560
5,578	Equifax, Inc.	147,928
5,619	Monster Worldwide, Inc.(1)	67,934
6,767	Robert Half International, Inc.	140,889
		534,311

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.9%
4,448	Apartment Investment & Management Co., Class A	51,374
3,409	AvalonBay Communities, Inc.	206,517
5,176	Boston Properties, Inc.	284,680
5,512	Developers Diversified Realty Corp.	26,899
11,795	Equity Residential	351,727
10,900	HCP, Inc.	302,693
22,606	Host Hotels & Resorts, Inc.	171,127
9,849	Kimco Realty Corp.	180,040
7,422	Plum Creek Timber Co., Inc.	257,840
11,947	ProLogis	165,944
5,477	Public Storage	435,421
10,376	Simon Property Group, Inc.	551,277
5,910	Vornado Realty Trust	356,669
		3,342,208

REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
7,786	CB Richard Ellis Group, Inc., Class A(1)	33,635

ROAD & RAIL ― 1.0%
12,257	Burlington Northern Santa Fe Corp.	927,977
17,277	CSX Corp.	560,984
16,142	Norfolk Southern Corp.	759,481
2,396	Ryder System, Inc.	92,917
22,176	Union Pacific Corp.	1,060,013
		3,401,372

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.1%
27,588	Advanced Micro Devices, Inc.(1)	59,590
13,069	Altera Corp.	218,383
12,620	Analog Devices, Inc.	240,032
58,405	Applied Materials, Inc.	591,643
19,137	Broadcom Corp., Class A(1)	324,755
243,238	Intel Corp.	3,565,869
7,519	KLA-Tencor Corp.	163,839
9,623	Linear Technology Corp.	212,861
27,978	LSI Corp.(1)	92,048
9,856	MEMC Electronic Materials, Inc.(1)	140,744
8,000	Microchip Technology, Inc.	156,240
33,058	Micron Technology, Inc.(1)	87,273
8,449	National Semiconductor Corp.	85,081
4,263	Novellus Systems, Inc.(1)	52,605
23,503	NVIDIA Corp.(1)	189,669
7,674	Teradyne, Inc.(1)	32,384
56,671	Texas Instruments, Inc.	879,534
12,067	Xilinx, Inc.	215,034
		7,307,584

Equity Index – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                       Value

SOFTWARE ― 3.5%
23,016	Adobe Systems, Inc.(1)	$ 490,011
9,803	Autodesk, Inc.(1)	192,629
8,210	BMC Software, Inc.(1)	220,931
17,097	CA, Inc.	316,807
7,929	Citrix Systems, Inc.(1)	186,886
11,605	Compuware Corp.(1)	78,334
13,848	Electronic Arts, Inc.(1)	222,122
13,964	Intuit, Inc.(1)	332,203
6,700	McAfee, Inc.(1)	231,619
336,474	Microsoft Corp.	6,541,055
15,691	Novell, Inc.(1)	61,038
170,341	Oracle Corp.(1)	3,020,146
4,500	salesforce.com, inc.(1)	144,045
36,502	Symantec Corp.(1)	493,507
		12,531,333

SPECIALTY RETAIL ― 1.7%
3,947	Abercrombie & Fitch Co., Class A	91,057
4,888	AutoNation, Inc.(1)	48,293
1,669	AutoZone, Inc.(1)	232,775
11,338	Bed Bath & Beyond, Inc.(1)	288,212
14,674	Best Buy Co., Inc.	412,486
7,100	GameStop Corp., Class A(1)	153,786
20,358	Gap, Inc. (The)	272,594
75,033	Home Depot, Inc. (The)	1,727,260
11,836	Limited Brands, Inc.	118,834
63,710	Lowe's Cos., Inc.	1,371,039
12,546	Office Depot, Inc.(1)	37,387
5,917	RadioShack Corp.	70,649
4,308	Sherwin-Williams Co. (The)	257,403
30,951	Staples, Inc.	554,642
5,402	Tiffany & Co.	127,649
18,201	TJX Cos., Inc. (The)	374,395
		6,138,461

TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
14,264	Coach, Inc.(1)	296,263
3,818	Jones Apparel Group, Inc.	22,374
17,008	NIKE, Inc., Class B	867,408
2,531	Polo Ralph Lauren Corp.	114,933
3,769	VF Corp.	206,428
		1,507,406

THRIFTS & MORTGAGE FINANCE ― 0.2%
22,556	Hudson City Bancorp., Inc.	359,994
15,800	People's United Financial, Inc.	281,714
24,754	Sovereign Bancorp., Inc.(1)	73,767
		715,475

TOBACCO ― 1.8%
89,552	Altria Group, Inc.	1,348,653
7,534	Lorillard, Inc.	424,541
88,852	Philip Morris International, Inc.	3,865,951
7,367	Reynolds American, Inc.	296,964

Equity Index – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares/Principal Amount                                                                                                                                                      Value

6,388	UST, Inc.	$ 443,199
		6,379,308

TRADING COMPANIES & DISTRIBUTORS ― 0.1%
5,600	Fastenal Co.	195,160
2,815	W.W. Grainger, Inc.	221,935
		417,095

WIRELESS TELECOMMUNICATION SERVICES ― 0.2%
17,100	American Tower Corp., Class A(1)	501,372
124,152	Sprint Nextel Corp.(1)	227,198
		728,570
TOTAL COMMON STOCKS
(Cost $331,158,473)		343,353,787
SHORT-TERM INVESTMENTS-SEGREGATED FOR FUTURES CONTRACTS —3.2%

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 4/15/10, valued at $10,082,360), in a joint trading account at 0.01%, dated 12/31/08, due 1/2/09 (Delivery value $9,900,006)(3)		9,900,000

$ 1,500,000	U.S. Treasury Bills, 0.10%, 5/14/09(3)(4)	1,499,670

TOTAL SHORT-TERM INVESTMENTS-SEGREGATED FOR FUTURES CONTRACTS
(Cost $11,399,446)		11,399,670
TEMPORARY CASH INVESTMENTS(2)

101,710	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $101,710)		101,710

TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $342,659,629)		354,855,167
OTHER ASSETS AND LIABILITIES — 0.4%		1,466,074
TOTAL NET ASSETS — 100.0%		$ 356,321,241

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
282	S&P 500 E-Mini Futures	March 2009	$12,691,410	$404,333

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.
(3)	Security, or portion thereof, has been segregated for futures contracts. At period end, the aggregate value of securities pledged was $12,692,000.
(4)	The rate indicated is the yield to maturity at purchase.

Equity Index – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available.  Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.  Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices.  Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.  Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open.  If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors.  If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value.  Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund.  In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement.  The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2008:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$343,455,497	$404,333
Level 2 – Other Significant Observable Inputs	11,399,670	-
Level 3 – Significant Unobservable Inputs	-	-
	$354,855,167	$404,333
* Includes futures contracts.

3. Federal Tax Information

As of  December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 367,239,991
Gross tax appreciation of investments	$ 77,856,520
Gross tax depreciation of investments	(90,241,344)
Net tax appreciation (depreciation) of investments	$ (12,384,824)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Real Estate Fund

December 31, 2008

Real Estate – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                       Value

COMMON STOCKS — 97.7%

DIVERSIFIED REITs ― 7.9%
557,141	Liberty Property Trust	$12,719,529
730,280	Vornado Realty Trust	44,072,398
192,238	Washington Real Estate Investment Trust	5,440,335
		62,232,262

INDUSTRIAL REITs ― 6.8%
863,700	AMB Property Corp.	20,227,854
2,350,300	ProLogis	32,645,667
		52,873,521

OFFICE REITs ― 20.4%
497,900	Alexandria Real Estate Equities, Inc.	30,043,286
502,340	Boston Properties, Inc.	27,628,700
119,300	Corporate Office Properties Trust	3,662,510
753,150	Digital Realty Trust, Inc.	24,740,977
1,057,357	Douglas Emmett, Inc.	13,809,082
1,318,900	Duke Realty Corp.	14,455,144
158,500	Highwoods Properties, Inc.	4,336,560
326,200	Kilroy Realty Corp.	10,914,652
654,710	Mack-Cali Realty Corp.	16,040,395
548,500	SL Green Realty Corp.	14,206,150
		159,837,456

RESIDENTIAL REITs ― 13.8%
704,898	Apartment Investment & Management Co., Class A	8,141,572
369,600	AvalonBay Communities, Inc.	22,390,368
176,100	BRE Properties, Inc.	4,927,278
1,177,000	Equity Residential	35,098,140
162,500	Essex Property Trust, Inc.	12,471,875
231,822	Home Properties, Inc.	9,411,973
179,368	Mid-America Apartment Communities, Inc.	6,665,315
651,600	UDR, Inc.	8,985,564
		108,092,085

RETAIL REITs ― 27.9%
1,142,553	Developers Diversified Realty Corp.	5,575,659
577,936	Equity One, Inc.	10,229,467
297,400	Federal Realty Investment Trust	18,462,592
1,631,299	Kimco Realty Corp.	29,820,146
845,800	Macerich Co. (The)	15,359,728
814,729	National Retail Properties, Inc.	14,005,192
585,300	Regency Centers Corp.	27,333,510
1,134,666	Simon Property Group, Inc.	60,284,805
314,171	Tanger Factory Outlet Centers	11,819,113
262,500	Taubman Centers, Inc.	6,683,250
913,282	Weingarten Realty Investors	18,895,805
		218,469,267

SPECIALIZED REITs ― 20.9%
1,039,619	DiamondRock Hospitality Co.	5,270,868
1,087,500	HCP, Inc.	30,199,875
361,232	Health Care REIT, Inc.	15,243,990
2,400,425	Host Hotels & Resorts, Inc.	18,171,217
181,200	LTC Properties, Inc.	3,674,736

Real Estate – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                       Value

453,500	Nationwide Health Properties, Inc.	$13,024,520
242,700	Omega Healthcare Investors, Inc.	3,875,919
586,289	Public Storage	46,609,976
810,900	Ventas, Inc.	27,221,913
		163,293,014
TOTAL COMMON STOCKS
(Cost $817,259,684)		764,797,605
TEMPORARY CASH INVESTMENTS — 2.2%

81,974	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	81,974

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.875%, 6/30/10, valued at $17,644,102), in a joint trading account at 0.02%, dated 12/31/08, due 1/2/09 (Delivery value $17,300,019)		17,300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $17,381,974)		17,381,974

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $834,641,658)		782,179,579
OTHER ASSETS AND LIABILITIES — 0.1%		521,378
TOTAL NET ASSETS — 100.0%		$782,700,957

Notes to Schedule of Investments
REIT	-	Real Estate Investment Trust

Real Estate – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available.  Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.  Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices.  Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.  Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open.  If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors.  If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value.  Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund.  In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	$ 764,879,579
Level 2 – Other Significant Observable Inputs	17,300,000
Level 3 – Significant Unobservable Inputs	-
$ 782,179,579

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,127,695,999
Gross tax appreciation of investments	-
Gross tax depreciation of investments	$ (345,516,420)
Net tax appreciation (depreciation) of investments	$ (345,516,420)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Large Company Value Fund

December 31, 2008

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                     Value

COMMON STOCKS — 95.7%

AEROSPACE & DEFENSE ― 1.2%
23,900	Northrop Grumman Corp.	$ 1,076,456

BEVERAGES ― 2.3%
31,000	Coca-Cola Co. (The)	1,403,370
31,400	Pepsi Bottling Group, Inc.	706,814
		2,110,184

BIOTECHNOLOGY ― 1.3%
21,000	Amgen, Inc.(1)	1,212,750

CAPITAL MARKETS ― 3.1%
32,700	Bank of New York Mellon Corp. (The)	926,391
9,100	Goldman Sachs Group, Inc. (The)	767,949
7,300	Legg Mason, Inc.	159,943
37,700	Merrill Lynch & Co., Inc.	438,828
33,100	Morgan Stanley	530,924
		2,824,035

CHEMICALS ― 1.7%
33,800	E.I. du Pont de Nemours & Co.	855,140
17,300	PPG Industries, Inc.	734,039
		1,589,179

COMMERCIAL BANKS ― 3.2%
65,000	National City Corp.	117,650
30,000	U.S. Bancorp.	750,300
70,000	Wells Fargo & Co.	2,063,600
		2,931,550

COMMERCIAL SERVICES & SUPPLIES ― 1.9%
14,200	Avery Dennison Corp.	464,766
10,500	Pitney Bowes, Inc.	267,540
30,300	R.R. Donnelley & Sons Co.	411,474
19,200	Waste Management, Inc.	636,288
		1,780,068

COMMUNICATIONS EQUIPMENT ― 0.7%
31,500	Cisco Systems, Inc.(1)	513,450
22,400	Motorola, Inc.	99,232
		612,682

COMPUTERS & PERIPHERALS ― 1.0%
25,000	Hewlett-Packard Co.	907,250

CONSUMER FINANCE ― 0.2%
23,700	Discover Financial Services	225,861

DIVERSIFIED ― 1.4%
14,200	Standard & Poor's 500 Depositary Receipt, Series 1	1,281,408

DIVERSIFIED CONSUMER SERVICES ― 0.9%
36,800	H&R Block, Inc.	836,096

DIVERSIFIED FINANCIAL SERVICES ― 5.9%
116,600	Bank of America Corp.	1,641,728
160,100	Citigroup, Inc.	1,074,271
87,700	JPMorgan Chase & Co.	2,765,181
		5,481,180

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                     Value

DIVERSIFIED TELECOMMUNICATION SERVICES ― 7.5%
145,700	AT&T, Inc.(2)	$4,152,450
12,200	Embarq Corp.	438,712
70,500	Verizon Communications, Inc.	2,389,950
		6,981,112

ELECTRIC UTILITIES ― 2.7%
24,900	Exelon Corp.	1,384,689
36,100	PPL Corp.	1,107,909
		2,492,598

ENERGY EQUIPMENT & SERVICES ― 0.5%
19,600	National Oilwell Varco, Inc.(1)	479,024

FOOD & STAPLES RETAILING ― 3.0%
29,900	Kroger Co. (The)	789,659
29,500	Walgreen Co.	727,765
22,600	Wal-Mart Stores, Inc.	1,266,956
		2,784,380

FOOD PRODUCTS ― 0.8%
31,000	Unilever NV New York Shares	761,050

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.6%
18,000	Medtronic, Inc.	565,560

HEALTH CARE PROVIDERS & SERVICES ― 0.6%
10,200	Quest Diagnostics, Inc.	529,482

HOTELS, RESTAURANTS & LEISURE ― 0.5%
10,200	Darden Restaurants, Inc.	287,436
21,700	Starbucks Corp.(1)	205,282
		492,718

HOUSEHOLD DURABLES ― 0.5%
48,700	Newell Rubbermaid, Inc.	476,286

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.4%
15,800	NRG Energy, Inc.(1)	368,614

INDUSTRIAL CONGLOMERATES ― 4.5%
234,500	General Electric Co.	3,798,900
15,400	Tyco International Ltd.	332,640
		4,131,540

INSURANCE ― 3.3%
32,300	Allstate Corp. (The)	1,058,148
12,700	Loews Corp.	358,775
11,100	Torchmark Corp.	496,170
25,500	Travelers Cos., Inc. (The)	1,152,600
		3,065,693

IT SERVICES ― 1.4%
9,900	Fiserv, Inc.(1)	360,063
10,600	International Business Machines Corp.	892,096
		1,252,159

MACHINERY ― 2.6%
17,300	Caterpillar, Inc.	772,791
19,600	Dover Corp.	645,232
28,800	Ingersoll-Rand Co. Ltd., Class A	499,680

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                     Value

12,100	Parker-Hannifin Corp.	$ 514,734
		2,432,437

MEDIA ― 2.9%
50,200	CBS Corp., Class B	411,138
32,900	Gannett Co., Inc.	263,200
134,800	Time Warner, Inc.	1,356,088
36,400	Viacom, Inc., Class B(1)	693,784
		2,724,210

METALS & MINING ― 0.8%
15,200	Nucor Corp.	702,240

MULTILINE RETAIL ― 0.7%
18,200	Kohl's Corp.(1)	658,840

OFFICE ELECTRONICS ― 0.5%
62,400	Xerox Corp.	497,328

OIL, GAS & CONSUMABLE FUELS ― 18.7%
6,800	Apache Corp.	506,804
64,700	Chevron Corp.	4,785,859
53,900	ConocoPhillips	2,792,020
7,000	Devon Energy Corp.	459,970
76,600	Exxon Mobil Corp.	6,114,978
5,500	Occidental Petroleum Corp.	329,945
43,900	Royal Dutch Shell plc ADR	2,324,066
		17,313,642

PAPER & FOREST PRODUCTS ― 0.7%
14,900	International Paper Co.	175,820
16,300	Weyerhaeuser Co.	498,943
		674,763

PHARMACEUTICALS ― 11.6%
18,600	Abbott Laboratories	992,682
22,800	Eli Lilly & Co.	918,156
48,500	Johnson & Johnson	2,901,755
46,000	Merck & Co., Inc.	1,398,400
172,900	Pfizer, Inc.	3,062,059
38,700	Wyeth	1,451,637
		10,724,689

PROFESSIONAL SERVICES ― 0.1%
5,000	Robert Half International, Inc.	104,100

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
11,800	Developers Diversified Realty Corp.	57,584

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.9%
27,700	Applied Materials, Inc.	280,601
27,700	Intel Corp.	406,082
11,500	Texas Instruments, Inc.	178,480
		865,163

SOFTWARE ― 1.6%
49,500	Microsoft Corp.	962,280
31,300	Oracle Corp.(1)	554,949
		1,517,229

SPECIALTY RETAIL ― 2.6%
19,500	Best Buy Co., Inc.	548,145

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
     Shares                                                                                                                                                                                     Value

33,300	Gap, Inc. (The)	$ 445,887
33,300	Home Depot, Inc. (The)	766,566
36,800	Staples, Inc.	659,456
		2,420,054

TEXTILES, APPAREL & LUXURY GOODS ― 0.7%
11,700	VF Corp.	640,809

WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
63,200	Sprint Nextel Corp.(1)	115,656

TOTAL COMMON STOCKS
(Cost $119,984,862)		88,697,659
CONVERTIBLE PREFERRED STOCKS — 0.1%

CAPITAL MARKETS ― 0.1%
4,900	Legg Mason, Inc., 7.00%, 6/30/11

(Cost $92,423)		107,800
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 2.9%

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations 2.875%, 6/30/10, valued at $2,754,724), in a joint trading account at 0.02%, dated 12/31/08, due 1/2/09 (Delivery value $2,701,003)

(Cost $2,701,000)		2,701,000
TEMPORARY CASH INVESTMENTS — 1.9%

21,478	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	21,478

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations 2.875%, 6/30/10, valued at $1,732,793), in a joint trading account at 0.02%, dated 12/31/08, due 1/2/09 (Delivery value $1,699,002)		1,699,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,720,478)		1,720,478

TOTAL INVESTMENT SECURITIES — 100.6%
(Cost $124,498,763)		93,226,937
OTHER ASSETS AND LIABILITIES — (0.6)%		(530,345)
TOTAL NET ASSETS — 100.0%		$92,696,592

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
60	S&P 500 E-Mini Futures	March 2009	$2,700,300	$(1,905)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $2,701,000.

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available.  Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.  Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices.  Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.  Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open.  If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors.  If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value.  Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund.  In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:
Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$ 88,719,137	$ (1,905)
Level 2 – Other Significant Observable Inputs	4,507,800	-
Level 3 – Significant Unobservable Inputs	-	-
	$ 93,226,937	$ (1,905)
* Includes futures contracts.

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 126,779,407
Gross tax appreciation of investments	$ 1,709,206
Gross tax depreciation of investments	(35,261,676)
Net tax appreciation (depreciation) of investments	$ (33,552,470)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Mid Cap Value Fund

December 31, 2008

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Shares                                                                                                                                                                                            Value

COMMON STOCKS — 98.2%

AEROSPACE & DEFENSE ― 0.6%
5,900	Northrop Grumman Corp.	$ 265,736

AIRLINES ― 0.7%
34,638	Southwest Airlines Co.	298,580

AUTOMOBILES ― 0.5%
6,300	Bayerische Motoren Werke AG	193,655

BEVERAGES ― 1.7%
37,900	Coca-Cola Enterprises, Inc.	455,937
12,300	Pepsi Bottling Group, Inc.	276,873
		732,810

CAPITAL MARKETS ― 3.1%
23,800	AllianceBernstein Holding LP	494,802
20,400	Ameriprise Financial, Inc.	476,544
16,400	Legg Mason, Inc.	359,324
		1,330,670

CHEMICALS ― 1.5%
16,698	International Flavors & Fragrances, Inc.	496,265
3,870	Minerals Technologies, Inc.	158,283
		654,548

COMMERCIAL BANKS ― 3.6%
19,432	Associated Banc-Corp.	406,712
7,100	BancorpSouth, Inc.	165,856
7,630	Commerce Bancshares, Inc.	335,338
15,968	Marshall & Ilsley Corp.	217,804
50,600	Synovus Financial Corp.	419,980
		1,545,690

COMMERCIAL SERVICES & SUPPLIES ― 4.6%
5,900	Avery Dennison Corp.	193,107
9,953	HNI Corp.	157,656
12,363	Pitney Bowes, Inc.	315,009
21,498	Republic Services, Inc.	532,935
22,996	Waste Management, Inc.	762,088
		1,960,795

COMMUNICATIONS EQUIPMENT ― 0.5%
32,700	Emulex Corp.(1)	228,246

COMPUTERS & PERIPHERALS ― 1.0%
14,861	Diebold, Inc.	417,445

CONTAINERS & PACKAGING ― 1.2%
20,640	Bemis Co., Inc.	488,755

DISTRIBUTORS ― 1.0%
11,056	Genuine Parts Co.	418,580

DIVERSIFIED ― 1.6%
23,500	iShares Russell Midcap Value Index Fund	668,340

DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.6%
47,925	BCE, Inc.	975,581
5,000	CenturyTel, Inc.	136,650
7,100	Embarq Corp.	255,316

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Shares                                                                                                                                                                                            Value

17,500	Frontier Communications Corp.	$ 152,950
		1,520,497

ELECTRIC UTILITIES ― 5.8%
8,384	Empire District Electric Co. (The)	147,558
22,624	IDACORP, Inc.	666,277
41,996	Portland General Electric Co.	817,662
41,431	Westar Energy, Inc.	849,750
		2,481,247

ELECTRICAL EQUIPMENT ― 1.8%
5,000	Emerson Electric Co.	183,050
17,700	Hubbell, Inc., Class B	578,436
		761,486

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 4.0%
42,927	AVX Corp.	340,840
13,329	Littelfuse, Inc.(1)	221,261
63,458	Molex, Inc.	919,507
12,624	Tyco Electronics Ltd.	204,635
		1,686,243

ENERGY EQUIPMENT & SERVICES ― 0.4%
9,200	Cameron International Corp.(1)	188,600

FOOD & STAPLES RETAILING ― 0.6%
4,500	Costco Wholesale Corp.	236,250

FOOD PRODUCTS ― 6.4%
20,400	Campbell Soup Co.	612,204
48,307	ConAgra Foods, Inc.	797,066
10,400	H.J. Heinz Co.	391,040
4,806	Hershey Co. (The)	166,960
13,500	Hormel Foods Corp.	419,580
4,700	Kellogg Co.	206,095
15,274	Tyson Foods, Inc., Class A	133,800
		2,726,745

GAS UTILITIES ― 3.6%
12,000	AGL Resources, Inc.	376,200
19,420	Southwest Gas Corp.	489,772
20,453	WGL Holdings, Inc.	668,609
		1,534,581

HEALTH CARE EQUIPMENT & SUPPLIES ― 4.5%
19,960	Beckman Coulter, Inc.	877,043
22,300	Boston Scientific Corp.(1)	172,602
5,300	Hospira, Inc.(1)	142,146
37,562	Symmetry Medical, Inc.(1)	299,369
11,000	Zimmer Holdings, Inc.(1)	444,620
		1,935,780

HEALTH CARE PROVIDERS & SERVICES ― 2.1%
11,700	LifePoint Hospitals, Inc.(1)	267,228
17,200	Patterson Cos., Inc.(1)	322,500
7,502	Universal Health Services, Inc., Class B	281,850
		871,578

HEALTH CARE TECHNOLOGY ― 0.5%
15,200	IMS Health, Inc.	230,432

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Shares                                                                                                                                                                                            Value

HOTELS, RESTAURANTS & LEISURE ― 3.2%
24,415	International Speedway Corp., Class A	$ 701,443
40,275	Speedway Motorsports, Inc.	648,830
		1,350,273

HOUSEHOLD DURABLES ― 0.9%
9,300	Whirlpool Corp.	384,555

HOUSEHOLD PRODUCTS ― 2.8%
2,400	Clorox Co.	133,344
20,395	Kimberly-Clark Corp.	1,075,632
		1,208,976

INSURANCE ― 10.3%
8,100	ACE Ltd.	428,652
7,735	Allstate Corp. (The)	253,399
15,500	Aon Corp.	708,040
14,939	Arthur J. Gallagher & Co.	387,069
14,500	Chubb Corp.	739,500
7,791	HCC Insurance Holdings, Inc.	208,409
56,054	Marsh & McLennan Cos., Inc.	1,360,431
9,298	MetLife, Inc.	324,128
		4,409,628

LEISURE EQUIPMENT & PRODUCTS ― 0.9%
18,000	Mattel, Inc.	288,000
10,485	RC2 Corp.(1)	111,875
		399,875

MACHINERY ― 2.8%
56,725	Altra Holdings, Inc.(1)	448,695
9,100	Dover Corp.	299,572
13,400	Kaydon Corp.	460,290
		1,208,557

METALS & MINING ― 0.6%
5,800	Alcoa, Inc.	65,308
4,700	Newmont Mining Corp.	191,290
		256,598

MULTI-UTILITIES ― 5.8%
17,500	Ameren Corp.	582,050
15,951	Puget Energy, Inc.	434,984
18,960	Wisconsin Energy Corp.	795,941
34,397	Xcel Energy, Inc.	638,064
		2,451,039

OIL, GAS & CONSUMABLE FUELS ― 4.4%
5,448	Apache Corp.	406,040
27,342	Equitable Resources, Inc.	917,324
3,200	Murphy Oil Corp.	141,920
5,600	Noble Energy, Inc.	275,632
13,600	Talisman Energy, Inc.	135,864
		1,876,780

PAPER & FOREST PRODUCTS ― 1.9%
14,300	International Paper Co.	168,740
25,038	MeadWestvaco Corp.	280,175
12,406	Weyerhaeuser Co.	379,748
		828,663

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)
Shares                                                                                                                                                                                            Value

PERSONAL PRODUCTS ― 0.5%
6,900	Estee Lauder Cos., Inc. (The), Class A	$ 213,624

PHARMACEUTICALS ― 0.5%
8,252	Watson Pharmaceuticals, Inc.(1)	219,256

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 2.8%
3,800	Boston Properties, Inc.	209,000
19,400	Host Hotels & Resorts, Inc.	146,858
4,000	Public Storage	318,000
17,188	Rayonier, Inc.	538,844
		1,212,702

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.1%
31,700	Applied Materials, Inc.	321,121
14,500	KLA-Tencor Corp.	315,955
61,200	Teradyne, Inc.(1)	258,264
		895,340

SOFTWARE ― 0.7%
16,435	Synopsys, Inc.(1)	304,376

THRIFTS & MORTGAGE FINANCE ― 2.4%
24,633	People's United Financial, Inc.	439,206
37,827	Washington Federal, Inc.	565,892
		1,005,098

TRADING COMPANIES & DISTRIBUTORS ― 0.6%
3,300	W.W. Grainger, Inc.	260,172

WATER UTILITIES ― 0.1%
2,514	American Water Works Co., Inc.	52,492

TOTAL COMMON STOCKS
(Cost $46,326,846)		41,915,293
TEMPORARY CASH INVESTMENTS — 0.8%

31,445	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	31,445

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.875%, 6/30/10, valued at $305,967), in a joint trading account at 0.02%, dated 12/31/08, due 1/2/09 (Delivery value $300,000)		300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $331,445)		331,445

TOTAL INVESTMENT SECURITIES — 99.0%
(Cost $46,658,291)		42,246,738
OTHER ASSETS AND LIABILITIES — 1.0%		414,652
TOTAL NET ASSETS — 100.0%		$ 42,661,390

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
1,036,027	CAD for USD	1/30/09	$838,888	$ (412)
86,200	EUR for USD	1/30/09	119,686	(8,381)
			$958,574	$(8,793)
(Value on Settlement Date $949,781)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.  Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices.  Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.  Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open.  If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors.  If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value.  Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund.  In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement.  The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2008:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 – Quoted Prices	$40,777,502	-
Level 2 – Other Significant Observable Inputs	1,469,236	$(8,793)
Level 3 – Significant Unobservable Inputs	-	-
	$42,246,738	$(8,793)
*Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 52,403,168
Gross tax appreciation of investments	$ 292,332
Gross tax depreciation of investments	(10,448,762)
Net tax appreciation (depreciation) of investments	$ (10,156,430)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2009